OMB APPROVAL

OMB Number: 3235-0570

Expires: October 31, 2006

Estimated average burden hours per response: 19.3

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number    811-4062

GAM Funds, Inc.
______________________________________________________
(Exact name of registrant as specified in charter)

135 East 57th Street, New York, NY 10022
______________________________________________________
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard St., Baltimore, MD 21202
______________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:    212-407-4600

Date of fiscal year end:    12/31/2005

Date of reporting period:    06/30/2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT(S) TO STOCKHOLDERS.

®

GAM Funds, Inc.

SEMI-ANNUAL REPORT
(UNAUDITED)
FOR THE SIX MONTHS ENDED 30TH JUNE, 2005

GAM INTERNATIONAL EQUITY

GAM ASIA-PACIFIC EQUITY

GAM EUROPEAN EQUITY

GAM AMERICAN FOCUS EQUITY

GAMERICA

GAM GABELLI LONG/SHORT

This report has been prepared for the information of shareholders of GAM Funds, Inc., and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding the Funds’ objectives, policies, management, records and other information. The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

GAM FUNDS, INC. INVESTMENT ADVISERS: GAM INTERNATIONAL MANAGEMENT LIMITED GAM USA INC. GAMCO INVESTORS, INC.

The GAM Group

The GAM group was founded in April 1983 by Gilbert de Botton. GAM’s corporate policy is to attempt to harness the top investment talent in the world, not only in-house but also outside the GAM organization, in order to provide above average, long-term growth. The GAM group currently has in excess of US$37 billion under management and employs a worldwide staff of over 700 people.

For US investors, GAM offers GAM Funds, Inc. (the “Company”), an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Company currently has the following six different investment portfolios, or series of shares: GAM International Equity, GAM Asia-Pacific Equity, GAM European Equity, GAM American Focus Equity, GAMerica and GAM Gabelli Long/Short.

For additional information about the GAM Funds, Inc., please contact your financial consultant or call GAM at 1–800–426–4685 (toll-free).

CONTENTS

GAM International Equity	3

GAM Asia-Pacific Equity	8

GAM European Equity	13

GAM American Focus Equity	18

GAMerica	23

GAM Gabelli Long/Short	28

Financial Statements	34

Notes to Financial Statements	40

Additional Information	62

Supplemental Proxy Information	63

GAM International Equity

FUND MANAGEMENT

Sean Taylor is an Investment Director. He joined GAM in January 2004 to manage global mandates. Prior to joining GAM, Mr Taylor was Head of Global Equity at SG Asset Management, where he was also Head of the Emerging Market Desk. Previously he was a fund manager at Capel-Cure Myers and before that he was at HSBC James Capel Investment Management. Until 1992 Mr Taylor served as an officer in the British Army having attended the Royal Military Academy, Sandhurst. He has an MBA from Manchester Business School. Mr Taylor is based in London.

The Fund’s investment objective is to seek long-term capital appreciation, and under normal circumstances, the Fund invests at least 80% of its assets in equity securities issued by companies in countries other than the United States, including Canada, the United Kingdom, Continental Europe and the Asia-Pacific Region. The remaining assets of the Fund may be invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

Investments in securities of foreign issuers involve additional risks and expenses including currency rate fluctuations, political and economic instability, foreign taxes and different accounting and reporting standards.

REPORT TO SHAREHOLDERS (UNAUDITED)

THE FACTS – CLASS A SHARES

		GAM
		International
		Equity Class A		Average
	GAM	(after maximum	MSCI	1 Month
	International	sales load of	EAFE	Deposit
	Equity Class A	5.50%)	Index	Rate

30 June, 2005	US$ 19.50	US$ 20.63	1,473.72

	%	%	%	%

Quarter to June, 2005	(0.31)	(5.79)	(0.75)	0.74

Jan – June, 2005	(0.46)	(5.93)	(0.85)	1.36

AVERAGE ANNUAL TOTAL RETURNS:

1 year to June, 2005	15.54	9.19	14.13	2.23

5 years to June, 2005	(1.42)	(2.53)	(0.17)	2.61

10 years to June, 2005	2.88	2.30	5.57	4.10

15 years to June, 2005	6.85	6.45	5.38	4.37

Since inception	12.48	12.17	11.45	5.36

Performance is calculated on a total return basis. Class A inception was on 2nd January, 1985, Class B on 26th May, 1998, and Class C on 19th May, 1998.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, on any given day or when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. You may obtain performance data current to the most recent month end (available within seven business days) by calling GAM Funds, Inc. at (800) 426-4685 or refer to our website at www.gam.com.

____

G A M   I N T E R N A T I O N A L   E Q U I T Y   /   F U N D   M A N A G E M E N T

GAM International Equity

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.

The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. As of May 2005 the MSCI EAFE Index consisted of the following 21 developed market country indices: Aus-tralia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The percentage change in the value of the index includes dividends reinvested.

AVERAGE ANNUAL TOTAL RETURN – CLASS A

ANNUAL PERFORMANCE – CLASS A

		GAM
		International
		Equity Class A
	GAM	(after maximum	MSCI
	International	sales load	EAFE
	Equity Class A	of 5.50%)	Index
Year	%	%	%

2001	(24.53)	(28.68)	(21.21)

2002	(15.35)	(20.01)	(15.66)

2003	31.44	24.21	39.17

2004	17.68	11.21	20.70

2005*	(0.46)	(5.93)	(0.85)

* Six months ended 30th June, 2005

____

G A M   I N T E R N A T I O N A L   E Q U I T Y   /   R E P O R T   T O   S H A R E H O L D E R S

THE FACTS – CLASS B SHARES

		GAM
		International		Average
	GAM	Equity Class B	MSCI	1 Month
	International	(with deferred	EAFE	Deposit
	Equity Class B	sales charge)	Index	Rate

30 June, 2005	US$ 19.27		1,473.72

	%	%	%	%

Quarter to June, 2005	(0.41)	(5.39)	(0.75)	0.74

Jan – June, 2005	(0.77)	(5.73)	(0.85)	1.36

AVERAGE ANNUAL TOTAL RETURNS:

1 year to June, 2005	14.79	9.79	14.13	2.23

3 years to June, 2005	8.59	7.74	12.51	1.57

5 years to June, 2005	(2.10)	(2.42)	(0.17)	2.61

Since inception*	(4.74)	(4.74)	3.01	3.48

THE FACTS – CLASS C SHARES

		GAM
		International		Average
	GAM	Equity Class C	MSCI	1 Month
	International	(with deferred	EAFE	Deposit
	Equity Class C	sales charge)	Index	Rate

30 June, 2005	US$ 19.44		1,473.72

	%	%	%	%

Quarter to June, 2005	(0.51)	(1.51)	(0.75)	0.74

Jan – June, 2005	(0.92)	(1.91)	(0.85)	1.36

AVERAGE ANNUAL TOTAL RETURNS:

1 year to June, 2005	14.84	13.84	14.13	2.23

3 years to June, 2005	8.54	8.54	12.51	1.57

5 years to June, 2005	(2.14)	(2.14)	(0.17)	2.61

Since inception*	(4.45)	(4.45)	3.37	3.49

* Inception was on 26th May, 1998 for Class B shares and 19th May, 1998 for Class C shares.

EXPENSE DISCLOSURE

HYPOTHETICAL $1,000 INVESTMENT

As a shareholder of the Fund, you can incur two types of costs: (1) transaction costs, including sales charges on purchase payments; and (2) ongoing costs, including management fees and other fund expenses. This disclosure is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 1st January, 2005 to 30th June, 2005.

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period.

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples of other funds in this report or elsewhere.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. If these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period*
		1st Jan 2005	30th June 2005	1/1/05-6/30/05

Class A	Actual	$1,000.00	$1,155.40	$10.85

	Hypothetical
	(Annualized 5%
	return before expenses)	1,000.00	1,014.73	10.14

Class B	Actual	$1,000.00	$1,147.90	$14.33

	Hypothetical
	(Annualized 5%
	return before expenses)	1,000.00	1,011.46	13.42

Class C	Actual	$1,000.00	$1,148.40	$15.66

	Hypothetical
	(Annualized 5%
	return before expenses)	1,000.00	1,010.22	14.65

*	Expenses are equal to the Fund’s annualized expense ratio of 2.03%, 2.69% and 2.94% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

THE COMMENT

During the six months ended 30 June, 2005, the Fund’s Class A NAV declined by –0.46% compared to a decline in the MSCI EAFE index (USD, Total return) of –0.85% . Over the last year to 30th June, 2005, the Fund has produced a return of 15.5%, versus the index of 14.1% . International markets paused for breath in the first half of 2005, after a very strong end to 2004. Most markets were up in local currency but these returns were mitigated by the strength in the dollar. During the period, the dollar strengthened by 10.9% against the euro, 8.1% against the yen, and 6.6% against the British pound.

In regional terms, Europe continued its outperformance against Japan, with the MSCI Europe index flat for the period but the MSCI Japan down nearly 6%. The regions that outperformed were Asia-Pacific, mainly due to Australia, and Emerging Markets.

Over the last six months, the Fund was underweight Europe, but made this up by good sector and stock selection, mainly through oils. The underweight financed an overweight in Emerging Markets which contributed to performance. In the Asia-Pacific region, the Fund was neutral Japan, overweight Singapore and Hong Kong and underweight Australia. Japan has been disappointing, but the overweights in Singapore and Hong Kong contributed to performance.

On a sector level, the Fund has been overweight oils, which has been beneficial, and underweight the consumer related sectors. On a stock basis, the main contributors of performance have been Royal Dutch, Statoil, Total and BP in the oil sector.

Other key performers were Scottish Power in the UK; Antofagasta, the copper miner; and Sanofi, the French drugs company. Other less known companies that have performed well have been Hyflux, the water treatment company based in Singapore but operating in China and the Middle East; Orkla, the Norwegian retailer; and Bank Austria, the Austrian bank with Eastern European exposure.

The stocks that have not performed as well have mainly been in Japan and Asia. Siemens – a core holding in the Fund – has been weak during most of the period but has begun to improve in the last month.

In regional terms the focus remains on the attractive valuation in Europe, the potential for a pick up in the Japanese equity market, and a combination of domestic opportunities and technology stocks in Asia. Currently, the Fund is overweight the Asia-Pacific region, and underweight the UK and Europe. In sector terms, the Fund is overweight financials, including property, and information technology. The main underweights are consumer staples, materials and healthcare.

____

G A M   I N T E R N A T I O N A L   E Q U I T Y   /   R E P O R T   T O   S H A R E H O L D E R S

GAM International Equity

STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2005 (UNAUDITED)

		MARKET
		VALUE
HOLDINGS	DESCRIPTION	US$

EQUITIES – 100.0%
	AUSTRALIA – 2.3%
441,000	ABC Learning Centres	1,874,130
188,500	AWB	661,819

		2,535,949

	AUSTRIA – 1.0%
10,645	Bank Austria Creditanstalt	1,110,580

		1,110,580

	BELGIUM – 1.0%
38,200	AGFA Gevaert	1,055,954

		1,055,954

	CZECH REPUBLIC – 0.5%
3,899	Komercni Banka	489,414

		489,414

	FINLAND – 0.9%
59,370	Nokia Oyj	994,747

		994,747

	FRANCE – 7.1%
24,877	BNP Paribas	1,706,384
57,300	France Telecom	1,674,739
13,250	Societe des Autoroutes Paris-Rhin-Rhone	785,751
16,018	Total S.A.	3,765,102

		7,931,976

	GERMANY – 7.9%
26,200	BASF	1,743,250
*54,500	Bayerische Hypo-Vereinsbank	1,418,184
26,101	Commerzbank	567,099
78,600	Deutsche Post	1,837,068
17,100	Metro	848,363
32,300	Siemens	2,357,781

		8,771,745

	HONG KONG – 4.3%
914,000	Anhui Conch Cement	852,595
1,333,000	Far East Consortium	561,695
*3,896,000	Sim Technology	716,826
196,000	Sun Hung Kai Properties	1,935,500
85,000	Swire Pacific A	751,883

		4,818,499

	IRELAND – 2.1%
56,000	Allied Irish Banks	1,203,846
70,300	Bank of Ireland	1,132,805

		2,336,651

	JAPAN – 21.1%
35,700	Canon	1,878,947
36,100	Daito Trust Construction	1,350,171
128,200	Mitsubishi Corporation	1,742,300
230,000	Mitsubishi Estate	2,530,912
269	Mitsubishi Tokyo Financial Group	2,281,264
34,900	Murata Manufacturing	1,777,082
92,000	Nomura Holdings	1,100,252
12,800	Rohm	1,234,319
31,600	Shin-Etsu Chemical	1,198,955
38,300	Sony	1,318,547
233,000	Sumitomo Corporation	1,866,772
356	Sumitomo Mitsui Financial Group	2,406,273
11,000	Toei Animation	478,821
60,000	Toppan Printing	635,364
46,300	Toyota Motor	1,656,552

		23,456,531

	KOREA, REPUBLIC OF – 1.1%
26,500	Kookmin Bank ADR	1,207,870

		1,207,870

	MALAYSIA – 0.3%
*636,000	KLCC Property	343,105

		343,105

	NETHERLANDS – 6.1%
54,300	Fortis Group	1,506,259
41,800	ING Groep	1,181,764
63,000	Royal Dutch Petroleum	4,115,569

		6,803,592

	NORWAY – 2.7%
40,400	Orkla	1,488,758
70,780	Statoil	1,444,832

		2,933,590

	POLAND – 1.2%
*162,000	Powszechna Kasa Oszczednosci	1,314,195

		1,314,195

	SINGAPORE – 4.0%
633,000	Hong Kong Land	1,766,070
1,070,000	Hyflux	2,689,271

		4,455,341

	SPAIN – 1.1%
76,834	Telefonica	1,258,542

		1,258,542

	SWITZERLAND – 4.2%
4,800	Nestle (Registered)	1,227,315
50,400	Novartis (Registered)	2,398,597
8,500	Roche Holding Genussscheine	1,074,758

		4,700,670

	TAIWAN – 0.9%
598,952	Taiwan Semiconductor Manufacturing	1,042,890

		1,042,890

	THAILAND – 1.5%
3,529,000	Land & House	597,557
944,100	Siam Commercial Bank	1,073,360

		1,670,917

	UNITED KINGDOM – 23.5%
118,136	Aviva	1,317,544
118,400	Barclays	1,179,311
309,750	BP	3,226,858
640,900	BT Group	2,643,081
399,200	Friends Provident	1,302,730
76,238	GlaxoSmithKline	1,846,797
182,200	HSBC Holdings	2,907,574
551,900	Legal & General	1,138,022
155,279	National Grid Transco	1,506,268
18,800	OTP Bank GDR	1,265,240
146,700	Prudential	1,305,338
622,000	Royal & Sun Alliance Insurance	934,045
174,272	Scottish Power	1,551,455
196,900	Tesco	1,125,352
1,183,900	Vodafone Group	2,886,997

		26,136,612

____

G A M   I N T E R N A T I O N A L   E Q U I T Y   /   S T A T E M E N T   O F   I N V E S T M E N T S

		MARKET
		VALUE
HOLDINGS	DESCRIPTION	US$

	UNITED STATES – 5.2%
56,100	Banco Latinoamericano de Exportaciones	1,006,995
*56,400	Check Point Software Technologies	1,116,720
37,600	Mobile Telesystems ADR	1,265,240
48,079	Sony ADR	1,655,841
79,799	Taiwan Semiconductor Manufacturing ADR 727,768
		5,772,564

Total Equities (Cost $100,670,687)		111,141,934

Total Investments (Cost $100,670,687) – 100.0%		111,141,934
Liabilities in Excess of Other Assets – 0.0%		(38,848)

Total Net Assets – 100.0%		111,103,086

* Non-income producing security.

Glossary:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
See notes to financial statements.

GEOGRAPHIC ANALYSIS AS AT
30TH JUNE, 2005 (UNAUDITED)

INVESTMENT ANALYSIS AS AT
30TH JUNE, 2005 (UNAUDITED)

____

G A M   I N T E R N A T I O N A L   E Q U I T Y   /   S T A T E M E N T   O F   I N V E S T M E N T S

GAM Asia-Pacific Equity

FUND MANAGEMENT

Lesley Kaye is the Investment Director responsible for GAM's Japan funds and co-heads the Pacific investment team. She joined GAM in May 2001, prior to which she was a Japanese equity broker for 13 years at ING Barings (formerly Baring Securities). Ms Kaye started her career with Nikko Securities and also spent two years on the Japan desk of Hoare Govett. She holds a degree in Languages from Bristol University. Ms Kaye is based in London.

Michael Lai is the Investment Director responsible for GAM's Asian funds. Before joining GAM in 1998, he was Senior Vice President at Trust Company of the West (Asia) responsible for Asian portfolios. Prior to this, he was an investment manager at BZW Investment Management (HK). Mr Lai holds an MSc in Econometrics from the London School of Economics and is a CFA charterholder. He is based in Hong Kong.

The Fund’s investment objective is to seek long-term capital appreciation, and under normal circumstances, the Fund invests at least 80% of its assets in equity investments that are economically tied to the Asia-Pacific Region. A company will be considered economically tied to the Asia-Pacific Region if (i) at least 50% of the company’s assets are located in the Asia-Pacific Region or at least 50% of its total revenues are derived from goods or services produced in the Asia-Pacific Region or sales made in the Asia-Pacific Region; (ii) the principal trading market for the company’s securities is in the Asia-Pacific Region; or (iii) the company is incorporated under the laws of a country in the Asia-Pacific Region. The Asia-Pacific Region includes Japan, Hong Kong, Singapore, Malaysia, Thailand, Vietnam, Indonesia, the Philippines, South Korea, the People’s Republic of China, Taiwan, India, Pakistan, Australia and New Zealand. The remaining assets may be invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation. The Fund has a fundamental policy of concentrating at least 25% of its assets in the financial services sector.

Investments in securities of foreign issuers involve additional risks and expenses including currency rate fluctuations, political and economic instability, foreign taxes and different accounting and reporting standards.

REPORT TO SHAREHOLDERS (UNAUDITED)

THE FACTS – CLASS A SHARES

		GAM
		Asia-Pacific
		Equity
	GAM	Class A (after		Average
	Asia-Pacific	maximum	MSCI	1 Month
	Equity	sales load	Pacific	Deposit
	Class A	of 5.50%)	Index	Rate

30 June, 2005	US$ 10.57	US$ 11.19	1,859.48

	%	%	%	%

Quarter to June, 2005	(1.21)	(6.65)	(1.35)	0.74

Jan – June, 2005	(2.04)	(7.43)	(2.87)	1.36

AVERAGE ANNUAL TOTAL RETURNS:

1 year to June, 2005	13.83	7.57	6.97	2.23

5 years to June, 2005	1.07	(0.06)	(2.83)	2.61

10 years to June, 2005	1.22	0.65	(0.14)	4.10

15 years to June, 2005	4.18	3.79	0.73	4.37

Since inception	5.69	5.36	0.38	5.07

Performance is calculated on a total return basis. Class A inception was on 6th May, 1987.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, on any given day or when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. You may obtain performance data current to the most recent month end (available within seven business days) by calling GAM Funds, Inc. at (800) 426-4685 or refer to our website at www.gam.com.

____

G A M   A S I A - P A C I F I C   E Q U I T Y   /   F U N D   M A N A G E M E N T

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.

The MSCI Pacific Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the Pacific region. As of May 2005, the MSCI Pacific Index consisted of the following five Developed Market countries: Australia, Hong Kong, Japan, New Zealand, and Singapore. The percentage change in the value of the index includes dividends reinvested.

AVERAGE ANNUAL TOTAL RETURN – CLASS A

ANNUAL PERFORMANCE – CLASS A

		GAM
		Asia-Pacific Equity
		Class A
	GAM	(after maximum	MSCI
	Asia-Pacific Equity	sales load	Pacific
	Class A	of 5.50%)	Index
Year	%	%	%

2001	(17.45)	(21.99)	(25.22)

2002	(12.41)	(17.22)	(9.01)

2003	33.83	26.47	38.98

2004	21.09	14.43	19.30

2005*	(2.04)	(7.43)	(2.87)

* Six months ended 30th June, 2005

____

G A M   A S I A - P A C I F I C   E Q U I T Y   /   R E P O R T   T O   S H A R E H O L D E R S

GAM Asia-Pacific Equity

EXPENSE DISCLOSURE

HYPOTHETICAL $1,000 INVESTMENT

As a shareholder of the Fund, you can incur two types of costs: (1) transaction costs, including sales charges on purchase payments; and (2) ongoing costs, including management fees and other fund expenses. This disclosure is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 1st January, 2005 to 30th June, 2005.

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period.

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples of other funds in this report or elsewhere.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. If these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period*
		1st Jan 2005	30th June 2005	1/1/05-6/30/05

Class A	Actual	$1,000.00	$1,138.30	$12.41

	Hypothetical
	(Annualized 5%
	return before expenses)	1,000.00	1,013.19	11.68

*	Expenses are equal to the Fund’s annualized expense ratio of 2.34% for Class A, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

THE COMMENT

The first quarter of 2005 started slowly for the region but the Asia-Pacific markets began to rise in February and March only to give back the gains at the beginning of the second quarter. However, after reaching a nadir in mid-April, Asia-Pacific equities began to perform again towards the end of the second quarter in local currency terms. This is despite a global backdrop which, historically, has been lethal for this asset class: namely global growth slowed, the Fed continued to hike interest rates and the oil price rose to US$60 a barrel. However, the benign inflation data raised hopes that we were at the end of the current interest rate cycle – which encouraged investors to take on more risk in their portfolios. In US dollar terms, however, the region declined 2.9% as the US dollar made significant gains against the Yen. However, the other Asian currencies performed better against the US dollar than the Yen, as investors continued to bet that the Chinese currency, Renminbi (RMB) would be revalued against the US dollar.

This led to Japan underperforming the other regional markets in US dollar terms in the first half, despite increasing signs of a revival in the domestic economy, corporate earnings coming in ahead of expectations and valuations at levels not seen for decades. For instance, dividends have been increasing and the yield on the equity market is now on par with the 10-year bond yields. However, the Fund declined 2.0% and therefore outperformed the index, even though we had increased our Japanese weighting at the beginning of the year by some 10 percentage points to 62% as our stock selection in the other markets added value, especially in Singapore.

We had felt at the beginning of the year that some of the Asia ex-Japan markets, such as Hong Kong, were looking fully valued and were vulnerable to a pull back if the US dollar strengthened or US interest rates continued to rise, as the only real support for the market was the expectation that the Chinese currency would be revalued – paving the way for the Hong Kong currency to follow suit. Hong Kong shares were initially weak on these concerns in the first quarter. Moreover, local interest rates rose by over 200 basis points in May, as the Hong Kong authorities maintained their commitment to the Hong Kong dollar peg to the US dollar. But investors focused on the underlying strength of the Chinese economy and its positive impact on the Hong Kong economy. This helped our holdings such as Jardine Strategic and Hong Kong Land to outperform the market.

All our Singapore stocks outperformed the regional average. In Hong Kong, SHK properties, Cheung Kong, HK gas and HSBC performed poorly relative to our holdings in Kerry, Swire, and Esprit. In China, Petrochina has outperformed CNOOC. In Australia, after two years of outperformance, the insurers such as Promina and QBE underperformed as well as St George whilst the energy and resources stocks such as Woodside and BHP/Rio Tinto outperformed.

We continue to focus on the materials and energy sectors in the Asia-Pacific region. We are encouraged by data from China which suggests that the economy is not heading for a hard landing. This is leading to higher raw material prices worldwide. We are comfortable that the companies that we hold are able to pass these higher input costs onto their customers.

______

G A M   A S I A - P A C I F I C   E Q U I T Y   /   R E P O R T   T O   S H A R E H O L D E R S

STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2005 (UNAUDITED)

		MARKET
		VALUE
HOLDINGS	DESCRIPTION	US$

EQUITIES – 96.9%
	AUSTRALIA – 13.3%
117,754	AWB	413,431
32,000	BHP Billiton	442,337
11,740	National Australia Bank	275,031
157,542	Promina Group	565,125
23,470	QBE Insurance Group	286,532
21,608	Rio Tinto	737,587
13,000	St. George Bank	259,401
16,136	Toll Holdings	160,497
16,000	Woodside Petroleum	356,429

		3,496,370

	CHINA – 3.3%
1,106,500	CNOOC	658,449
270,000	PetroChina-H	199,752

		858,201

	HONG KONG – 7.8%
23,000	Cheung Kong	223,426
22,000	Esprit	159,222
24,500	Hang Seng Bank	334,142
161,321	Hong Kong & China Gas	328,987
8,247	HSBC Holdings	132,106
129,720	Kerry Properties	290,412
22,000	Sun Hung Kai Properties	217,250
39,500	Swire Pacific A	349,405

		2,034,950

	JAPAN – 62.8%
21,800	AEON	332,226
5,150	Aiful	383,836
24,000	Ajinomoto	267,123
38,000	Asahi Glass	399,315
8,700	Canon	457,895
7,900	Daito Trust Construction	295,467
53,000	Daiwa House Industry	607,093
97,000	Fujitsu	508,778
40,200	Hitachi Construction Machinery	479,313
75	Inpex	424,477
57	KDDI	263,527
258,000	Kobe Steel	485,959
63,200	Mitsubishi Corporation	858,919
40,000	Mitsubishi Estate	440,159
143	Mitsubishi Tokyo Financial Group	1,212,716
33,000	Mitsui & Company	312,275
67,000	Mitsui Sumitomo Insurance	603,217
181,000	Nippon Steel	420,854
380	NTT DoCoMo	561,644
130,000	Sanyo Electric	331,561
75,000	Sekisui Chemical	516,402
25,000	Sharp	390,681
29,000	Shionogi & Co	374,000
18,700	Sony	643,782
118,000	Sumitomo Chemical	542,358
39,000	Sumitomo Corporation	312,464
55,000	Sumitomo Metal Mining	377,208
178	Sumitomo Mitsui Financial Group	1,203,136
88,000	Sumitomo Trust and Banking	535,328
95,000	Taisei	320,205
5,100	Tokyo Electron	269,800
30,000	TonenGeneral Sekiyu KK	324,441
24,900	Toyota Motor	890,889
7,100	Yamaha Motor	130,214

		16,477,262

	SINGAPORE – 9.7%
259,000	Capitaland	365,394
248,000	Hong Kong Land	691,920
70,812	Jardine Strategic Holdings	722,282
61,000	Keppel	451,986
248,000	Singapore Exchange	310,184

		2,541,766

Total Equities (Cost $23,768,747)		25,408,549

TIME DEPOSITS – 2.9%
	NASSAU – 2.9%
753,346	Citibank (Nassau)
	2.7%, 2005-07-01	753,346

Total Time Deposits (Cost $753,346)		753,346

Total Investments (Cost $24,522,093) – 99.8%		26,161,895
Other Assets Less Liabilities – 0.2%		59,786

Total Net Assets – 100.0%		26,221,681

See notes to financial statements.

______

G A M   A S I A - P A C I F I C   E Q U I T Y   /   S T A T E M E N T   O F   I N V E S T M E N T S

GAM Asia-Pacific Equity

GEOGRAPHIC ANALYSIS AS AT 30TH JUNE, 2005 (UNAUDITED)	INVESTMENT ANALYSIS AS AT 30TH JUNE, 2005 (UNAUDITED)

______

G A M   A S I A - P A C I F I C   E Q U I T Y   /   S T A T E M E N T   O F   I N V E S T M E N T S

GAM European Equity

FUND MANAGEMENT

John Bennett is the Investment Director responsible for Europe-an markets. Mr Bennett heads a team of four European equity specialists, running long only and long/short strategies. Prior to joining GAM in 1993, he was a Senior Fund Manager at Ivory & Sime responsible for Continental European equity portfolios. He qualified in 1986 as a Member of the Chartered Institute of Bankers in Scotland. Mr Bennett is based in London.

The Fund’s investment objective is to seek long-term capital appreciation, and under normal circumstances, the Fund invests at least 80% of its assets in equity investments that are economically tied to the countries of Europe. A company will be considered economically tied to Europe if (i) at least 50% of the company’s assets are located in Europe or at least 50% of its total revenues are derived from goods or services produced in Europe or sales made in Europe; (ii) the principal trading market for the company’s securities is in Europe; or (iii) the company is incorporated under the laws of a European country. The European countries in which the Fund may invest include the United Kingdom, Ireland, France, Germany, the Netherlands, Denmark, Norway, Sweden, Finland, Iceland, Switzerland, Austria, Belgium, Spain, Portugal, Italy, Greece, Hungary, Poland, the Czech Republic and Slovakia. The remaining assets may be invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

Investments in securities of foreign issuers involve additional risks and expenses including currency rate fluctuations, political and economic instability, foreign taxes and different accounting and reporting standards.

REPORT TO SHAREHOLDERS (UNAUDITED)

THE FACTS – CLASS A SHARES

		GAM
		European
		Equity
		(after		Average
	GAM	maximum	MSCI	1 Month
	European	sales load	Europe	Deposit
	Equity	of 5.50%)	Index	Rate

30 June, 2005	US$ 13.14	US$ 13.90	1,346.73

	%	%	%	%

Quarter to June, 2005	(1.35)	(6.78)	(0.50)	0.74

Jan – June, 2005	0.84	(4.70)	0.01	1.36

AVERAGE ANNUAL TOTAL RETURNS:

1 year to June, 2005	19.58	13.01	17.41	2.23

5 years to June, 2005	0.62	(0.51)	1.03	2.61

10 years to June, 2005	9.11	8.49	9.57	4.10

15 years to June, 2005	5.75	5.35	9.05	4.37

Since inception	6.03	5.64	9.28	4.51

Performance is calculated on a total return basis. Class A inception was on 1st January, 1990.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, on any given day or when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. You may obtain performance data current to the most recent month end (available within seven business days) by calling GAM Funds, Inc. at (800) 426-4685 or refer to our website at www.gam.com.

______

G A M   E U R O P E A N   E Q U I T Y   /   F U N D   M A N A G E M E N T

GAM European Equity

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.

The MSCI Europe Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe. As of May 2005, the MSCI Europe Index consisted of the following 16 developed market country indices: Austria, Belgium, Denmark, Fin-land, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The percentage change in the value of the index includes dividends reinvested.

AVERAGE ANNUAL TOTAL RETURN – CLASS A

ANNUAL PERFORMANCE – CLASS A

		GAM
		European
		Equity
	GAM	Class A (after
	European	maximum	MSCI
	Equity	sales load	Europe
	Class A	of 5.50%)	Index
Year	%	%	%

2001	(21.29)	(25.62)	(19.64)

2002	(15.36)	(20.02)	(18.09)

2003	31.11	23.90	39.14

2004	22.71	15.96	21.39

2005*	0.84	(4.70)	0.01

* Six months ended 30th June, 2005

______

G A M   E U R O P E A N   E Q U I T Y   /   R E P O R T   T O   S H A R E H O L D E R S

EXPENSE DISCLOSURE

HYPOTHETICAL $1,000 INVESTMENT

As a shareholder of the Fund, you can incur two types of costs: (1) transaction costs, including sales charges on purchase payments; and (2) ongoing costs, including management fees and other fund expenses. This disclosure is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 1st January, 2005 to 30th June, 2005.

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period.

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples of other funds in this report or elsewhere.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. If these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period*
		1st Jan 2005	30th June 2005	1/1/05-6/30/05

Class A	Actual	$1,000.00	$1,196.70	$11.93

	Hypothetical
	(Annualized 5%
	return before expenses)	1,000.00	1,013.93	10.94

*	Expenses are equal to the Fund’s annualized expense ratio of 2.19% for Class A, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

THE COMMENT

The Fund’s NAV rose by 0.84% in the six months ended 30 June 2005. This compares with a rise of 0.01% in the benchmark MSCI Europe index.

Investors in the Fund will be aware that the oil sector has been a substantial overweight for the Fund and it has been a stance that has been well rewarded. Of particular note is the share price performance of Royal Dutch Petroleum, a stock which, for much of the period, was the Fund's single largest investment. This decision was based upon our belief that here was a group whose rich asset base was obscured by a somewhat emotional stock market response to the reserves overstatement announcement of early 2004. Our faith in those assets, together with our view on the industry's prospects, has been rewarded by a strong rise in the share price in the past year. Towards the end of the reporting period, we took some profit from the position.

As well as retaining an overweight position in oil, the Fund’s major sector commitments are to life assurance and telecoms. At the country level, we remain committed to the German market, reflected in a weighting of 26.5% of the Fund’s assets. We continue to see German assets as undervalued, reflecting a long recessionary period as that country has battled to come to terms with absorption of the eastern Lander as well as the forces unleashed by a highly competitive former Soviet bloc. As is often the case in recessionary periods, bargains have resulted. The German banking sector should be a particular beneficiary if our thesis of undervalued assets waiting to be re-priced proves accurate.

______

G A M   E U R O P E A N   E Q U I T Y   /   R E P O R T   T O   S H A R E H O L D E R S

GAM European Equity

STATEMENT OF INVESTMENTS AS AT 3OTH JUNE, 2005 (UNAUDITED)

		MARKET
		VALUE
HOLDINGS	DESCRIPTION	US$

EQUITIES – 99.5%

	BELGIUM – 1.8%
14,350	AGFA Gevaert	396,674
4,270	Belgacom	145,929
500	Fortis Group	13,882
*1,780	Umicore-Strip VVPR	215

		556,700

	CZECH REPUBLIC – 0.4%
155	Philip Morris CR a.s.	110,313

		110,313

	DENMARK – 0.5%
3,530	TDC A/S	151,289

		151,289

	FRANCE – 16.3%
*250,000	Alstom	247,999
6,300	AXA	157,535
7,620	Bouygues	315,819
*4,785	Cap Gemini	152,126
*1,860	Compagnie Generale de Geophysique	157,509
8,580	Credit Agricole	217,558
10,335	France Telecom	302,067
57,150	Havas	312,500
4,455	Lagardere Groupe	330,103
8,070	Metropole Television (M6)	205,016
10,395	PagesJaunes	242,830
835	PPR	86,165
1,860	Sanofi-Aventis	152,784
4,300	Societe des Autoroutes Paris-Rhin-Rhone	254,998
13,150	Suez	356,821
3,255	Total S.A.	765,102
11,100	Veolia Environnement	417,215
12,940	Vivendi Universal	407,948

		5,082,095

	GERMANY – 25.1%
*11,900	Aareal Bank	385,813
2,670	Allianz (Registered)	306,756
5,280	Altana	302,319
18,480	Bayer	616,807
*27,800	Bayerische Hypo-Vereinsbank	723,404
5,540	Bayerische Motoren Werke	252,867
6,830	Bilfinger Berger	318,358
34,770	Commerzbank	755,452
5,445	Deutsche Bank	426,251
17,620	Deutsche Post	411,821
12,180	Deutsche Postbank	599,263
16,890	Deutsche Telekom (Registered)	312,620
4,375	E.ON	389,963
3,445	Fresenius	394,879
*18,970	Karstadt	252,439
3,350	Metro	166,200
6,905	MobilCom	149,942
6,070	Schering	373,621
2,920	Siemens	213,149
11,430	Software (Registered)	473,590

		7,825,514

	IRELAND – 1.0%
141,000	Eircom	314,284

		314,284

	ITALY – 4.4%
5,165	Assicurazioni Generali	161,208
32,740	ENI	844,030
18,230	RAS	354,845

		1,360,083

	NETHERLANDS – 15.0%
30,435	Aegon	394,329
4,110	Akzo Nobel	161,990
11,515	Fortis Group	319,421
27,042	Getronics	319,289
7,575	ING Groep	214,159
11,315	Koninklijke Wessanen	160,153
45,000	KPN	377,805
22,600	Royal Dutch Petroleum	1,476,379
6,450	Smit International	299,241
14,712	Telegraaf Holdings	323,921
4,815	Unilever	312,508
5,000	Van Lanschot	302,438

		4,661,633

	NORWAY – 1.5%
2,080	Norsk Hydro	190,827
13,000	Statoil	265,369

		456,196

	SPAIN – 2.6%
17,960	Repsol YPF	459,746
22,000	Telefonica	360,360

		820,106

	SWEDEN – 3.5%
20,700	Eniro	236,086
*6,830	Modern Times	209,622
75,270	Skandia Forsakrings	413,799
18,710	Skanska AB	231,372

		1,090,879

	SWITZERLAND – 4.5%
*7,590	Clariant	100,881
*13,540	Converium	109,772
4,194	Credit Suisse Group (Registered)	165,269
1,135	Nestle (Registered)	290,209
6,185	Novartis (Registered)	294,352
2,345	Roche Holding Genussscheine	296,507
2,525	Swiss Reinsurance (Registered)	155,106

		1,412,096

	UNITED KINGDOM – 22.9%
33,750	Aviva	376,406
16,300	BG Group	134,151
12,690	BHP Billiton	162,007
112,900	BP	1,176,149
384,600	BT Group	1,586,096
120,365	Cable & Wireless	321,572
15,875	Compass Group	66,750
25,445	Daily Mail & General Trust A	299,979
120,800	Friends Provident	394,213
30,525	GlaxoSmithKline	739,441
73,990	ITV	163,181
264,000	Legal & General	544,370
18,685	Lloyds TSB Group	158,470
6,545	Pearson	77,161
36,000	Prudential	320,328
170,000	Vodafone Group	414,553
274,500	Woolworths	182,111

		7,116,938

Total Equities (Cost $27,354,232)		30,958,126

______

G A M   E U R O P E A N   E Q U I T Y   /   S T A T E M E N T   O F   I N V E S T M E N T S

		MARKET
		VALUE
HOLDINGS	DESCRIPTION	US$

PREFERRED SHARES – 1.3%
	GERMANY – 1.3%
555	Porsche Pfd	417,376

Total Preferred Shares (Cost $352,796)		417,376

Total Investments (Cost $27,707,028) – 100.8%		31,375,502
Liabilities in Excess of Other Assets – (0.8%)		(261,485)

Total Net Assets – 100.0%		31,114,017

* Non-income producing security.

See notes to financial statements.

GEOGRAPHIC ANALYSIS AS AT
30TH JUNE, 2005 (UNAUDITED)

INVESTMENT ANALYSIS AS AT
30TH JUNE, 2005 (UNAUDITED)

______

G A M   E U R O P E A N   E Q U I T Y   /   S T A T E M E N T   O F   I N V E S T M E N T S

GAM American Focus Equity

FUND MANAGEMENT

James Abate, an Investment Director based in New York, joined GAM as Investment Director in January 2001. Prior to joining GAM, Mr Abate was the Chief Financial Officer for Viewpoint Corporation from 2000. Previously, Mr Abate served as Managing Director and Portfolio Manager with responsibility for Credit Suisse Asset Management’s U.S. Select Equity portfolios as well as the firm’s New York based global sector funds from 1995-2000. Mr Abate is the coauthor of the book Focus on Value as well as a contributing author to several other financial texts and is a member of the Editorial Board of The Journal of Portfolio Management.

The Fund’s investment objective is to seek long-term capital appreciation, and under normal circumstances, the Fund invests at least 80% of its assets in equity investments that are economically tied to the United States. A company will be considered economically tied to a country if (i) at least 50% of the company’s assets are located in the country or at least 50% of its total revenues are derived from goods or services produced in the country or sales made in the country; (ii) the principal trading market for the company’s securities is in the country; or (iii) the company is incorporated under the laws of the country. The remaining assets may be invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

REPORT TO SHAREHOLDERS (UNAUDITED)

THE FACTS – CLASS A SHARES

		GAM
		American Focus
		Equity
	GAM	Class A (after		Average
	American Focus	maximum	S&P	1 Month
	Equity	sales load	Comp	Deposit
	Class A	of 5.50%)	Index	Rate

30 June, 2005	US$ 14.42	US$ 15.26	1,191.33

	%	%	%	%

Quarter to June, 2005	0.70	(4.84)	1.38	0.74

Jan – June, 2005	(1.57)	(6.98)	(0.81)	1.36

AVERAGE ANNUAL TOTAL RETURNS:

1 year to June, 2005	(3.00)	(8.34)	6.31	2.23

5 years to June, 2005	(2.80)	(3.89)	(2.39)	2.61

10 years to June, 2005	8.82	8.20	9.93	4.10

15 years to June, 2005	9.05	8.64	10.65	4.37

Since inception	8.76	8.36	10.50	4.51

Performance is calculated on a total return basis. Class A inception was on 1st January, 1990 and Class B on 26th May, 1998.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, on any given day or when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. You may obtain performance data current to the most recent month end (available within seven business days) by calling GAM Funds, Inc. at (800) 426-4685 or refer to our website at www.gam.com.

______

G A M   A M E R I C A N   F O C U S   E Q U I T Y   /   F U N D   M A N A G E M E N T

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Datastream.

The S&P 500 Index is a free-float adjusted market-capitalization-weighted index designed to measure the performance of 500 leading companies in leading industries of the U.S. economy. The stocks included have a market capitalization in excess of $4 billion and cover over 80 % of U.S. equities. A balance for the S&P 500 in line with the sector balance of the universe of eligible companies is maintained. The percentage change in the value of the index includes dividends reinvested.

AVERAGE ANNUAL TOTAL RETURN – CLASS A

ANNUAL PERFORMANCE – CLASS A

		GAM
		American Focus
		Equity
	GAM	Class A (after	Standard
	American Focus	maximum	& Poor’s
	Equity	sales load	Composite
	Class A	of 5.50%)	Index
Year	%	%	%

2001	(5.94)	(11.11)	(11.89)

2002	(22.10)	(26.38)	(22.12)

2003	24.19	17.36	28.64

2004	1.48	(4.10)	10.90

2005*	(1.57)	(6.98)	(0.81)

* Six months ended 30th June, 2005

______

G A M   A M E R I C A N   F O C U S   E Q U I T Y   /   R E P O R T   T O   S H A R E H O L D E R S

GAM American Focus Equity

THE FACTS – CLASS B SHARES

		GAM
		American Focus
	GAM	Equity		Average
	American Focus	Class B	S&P	1 Month
	Equity	(with deferred	Comp	Deposit
	Class B	sales charge)	Index	Rate

30 June, 2005	US$ 13.74		1,191.33

	%	%	%	%

Quarter to June, 2005	0.51	(4.49)	1.38	0.74

Jan – June, 2005	(1.86)	(6.76)	(0.81)	1.36

AVERAGE ANNUAL TOTAL RETURNS:

1 year to June, 2005	(3.71)	(8.53)	6.31	2.23

3 years to June, 2005	2.50	1.54	8.27	1.57

5 years to June, 2005	(3.63)	(3.97)	(2.39)	2.61

Since inception*	0.16	0.16	2.73	3.48

* Inception was on 26th May, 1998 for Class B shares.

EXPENSE DISCLOSURE

HYPOTHETICAL $1,000 INVESTMENT

As a shareholder of the Fund, you can incur two types of costs: (1) transaction costs, including sales charges on purchase payments; and (2) ongoing costs, including management fees and other fund expenses. This disclosure is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 1st January, 2005 to 30th June, 2005.

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period.

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples of other funds in this report or elsewhere.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. If these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period*
		1st Jan 2005	30th June 2005	1/1/05-6/30/05

Class A	Actual	$1,000.00	$ 970.00	$ 8.50

	Hypothetical
	(Annualized 5%
	return before expenses)	1,000.00	1,016.17	8.70

Class B	Actual	$1,000.00	$ 962.90	$11.68

	Hypothetical
	(Annualized 5%
	return before expenses)	1,000.00	1,012.89	11.98

*	Expenses are equal to the Fund’s annualized expense ratio of 1.74% and 2.40% for Class A and Class B, respectively, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

THE COMMENT

For the first half of 2005, the S&P 500 was essentially unchanged with the most notable attribute being a lack of persistence of returns on a month-to-month basis. The energy and utilities sectors had the best returns and materials the worst, with most other sectors posting negative returns. The Fund performed modestly below the index, with positive contribution mainly from stock picking within utilities (Duke Energy), health care (Pfizer, Johnson & Johnson and Wyeth), and financials (State Street). Performance was negatively impacted from consumer discretionary stocks, namely the media group (Clear Channel, Tribune and Dow Jones), as well as the technology sector, namely semiconductors (Micron).

Overall, we see shorter-term cyclical and asset inflation risks driven by still accommodative real interest rates being offset by secular deflationary forces in the manufacturing sector. Employment growth and capital investment remain well below levels normally associated with this stage of the business cycle, highlighting vulnerability. This is likely due to the fact that the most remarkable aspect of the past economic downturn was that the consumer and housing sectors never entered a recession alongside the corporate sector. Federal Reserve policy to dramatically lower interest rates – in response, mostly, to the shock resulting from the events of September 11, 2001 – allowed consumer spending and housing to hold up, and even boom, while manufacturing contracted. The dilemma that this poses, however, is the deprivation of pent-up demand to boost economic growth and ensure a sustainable upturn in capital investment by businesses.

Areas of emphasis for us remain in defensive sectors less tied to the business cycle and where we see that there is demonstrated prudent invested capital decision making – namely in growth areas such as pharmaceuticals and food & beverage, as well as restructuring opportunities in media and paper & forest products. We continue to be underweight retail, insurance and other financials based on future profit concerns as well as most technology hardware based on tepid US employment growth. We have de-emphasized top-down inputs as our confidence in the efficacy of Federal Reserve policy has shifted down and we feel the Fed may not be as restrictive as past tightening cycles. In other words, we have ceased restricting bottom-up ideas in the Fund due to prior historical patterns of poor performance in prior tightening episodes, examples being materials and utilities. In particular, we are more focused on restructuring ideas as we see capital growth remaining tepid because of continued risk aversion at the corporate level. Lastly, the contrarian case for large capitalization US, quality growth equities is compelling as they appear cheapest relative to market since early 1980s.

______

G A M   A M E R I C A N   F O C U S   E Q U I T Y   /   R E P O R T   T O   S H A R E H O L D E R S

STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2005 (UNAUDITED)

		MARKET
		VALUE
HOLDINGS	DESCRIPTION	US$

EQUITIES – 99.4%
	BANKS – 6.0%
31,900	Bank of America	1,454,959
27,700	Wells Fargo	1,705,766

		3,160,725

	CAPITAL GOODS – 6.6%
13,800	Illinois Tool Works	1,099,584
22,100	Northrop Grumman	1,221,025
28,300	Raytheon	1,107,096

		3,427,705

	COMMERCIAL SERVICES &
	SUPPLIES – 1.5%
*96,600	Allied Waste Industries	766,038

		766,038

	ENERGY – 6.4%
28,100	Royal Dutch Petroleum	1,823,690
12,900	Total S.A. ADR	1,507,365

		3,331,055

	FOOD & STAPLES RETAILING – 3.8%
41,600	Wal-Mart Stores	2,005,120

		2,005,120

	FOOD, BEVERAGE & TOBACCO – 12.2%
23,200	Anheuser-Busch Companies	1,061,400
40,800	Coca-Cola	1,703,400
21,400	General Mills	1,001,306
24,300	PepsiCo	1,310,499
19,100	Wm Wrigley Jr.	1,314,844

		6,391,449

	HEALTH CARE EQUIPMENT &
	SERVICES – 2.4%
24,400	Medtronic	1,263,676

		1,263,676

	HOUSEHOLD & PERSONAL
	PRODUCTS – 2.8%
29,000	Colgate-Palmolive	1,447,390

		1,447,390

	MATERIALS – 11.5%
28,300	Du Pont de Nemours	1,217,183
36,600	Freeport-McMoRan Copper & Gold B	1,370,304
53,400	Goldcorp	842,652
42,700	MeadWestvaco	1,197,308
21,700	Weyerhaeuser	1,381,205

		6,008,652

	MEDIA – 8.4%
48,900	Clear Channel Communications	1,512,477
41,200	Dow Jones & Company	1,460,540
39,600	Tribune	1,393,128

		4,366,145

	PHARMACEUTICALS &
	BIOTECHNOLOGY – 16.2%
60,200	Bristol-Myers Squibb	1,503,796
24,300	Eli Lilly	1,353,753
16,300	Johnson & Johnson	1,059,500
56,500	Merck	1,740,200
69,900	Pfizer	1,927,842
20,200	Wyeth	898,900

		8,483,991

	RETAILING – 1.4%
19,000	Home Depot	739,100

		739,100

	SEMICONDUCTORS &
	SEMICONDUCTOR
	EQUIPMENT – 2.8%
160,899	Taiwan Semiconductor
	Manufacturing ADR	1,467,399

		1,467,399

	SOFTWARE & SERVICES – 5.4%
*3,900	Google A	1,147,185
38,500	SAP ADR	1,667,050

		2,814,235

	TELECOMMUNICATION
	SERVICES – 5.7%
51,000	Verizon Communications	1,762,050
49,900	Vodafone Group ADR	1,213,568

		2,975,618

	TRANSPORTATION – 1.5%
*59,100	Continental Airlines	784,848

		784,848

	UTILITIES – 4.8%
35,900	Duke Energy	1,067,307
31,900	Progress Energy	1,443,156

		2,510,463

Total Equities (Cost $51,528,701)		51,943,609

TIME DEPOSITS – 0.5%
	UNITED KINGDOM – 0.5%
288,280	Bank of America (London)
	2.7%, 2005-07-01	288,280

Total Time Deposits (Cost $288,280)		288,280

Total Investments (Cost $51,816,981) – 99.9%		52,231,889
Other Assets Less Liabilities – 0.1%		30,805

Total Net Assets – 100.0%		52,262,694

* Non-income producing security.

Glossary:
ADR – American Depositary Receipt
See notes to financial statements.

______

G A M   A M E R I C A N   F O C U S   E Q U I T Y   /   S T A T E M E N T   O F   I N V E S T M E N T S

GAM American Focus Equity

GEOGRAPHIC ANALYSIS AS AT 30TH JUNE, 2005 (UNAUDITED)	INVESTMENT ANALYSIS AS AT 30TH JUNE, 2005 (UNAUDITED)

______

G A M   A M E R I C A N   F O C U S   E Q U I T Y   /   S T A T E M E N T   O F   I N V E S T M E N T S

GAMerica

FUND MANAGEMENT

Gordon Grender is an Investment Director. He has been associated with GAM since 1983 and is a Director of GAM International Management Limited. Mr Grender has been actively involved in fund management in North American stock markets since 1974. Between 1964 and 1990, he was also associated with London stockbrokers, Kitcat & Aitken. He is based in London.

The Fund’s investment objective is to seek long-term capital appreciation, and under normal circumstances, the Fund invests at least 80% of its assets in investments that are economically tied to the United States. A company will be considered economically tied to the United States if (i) at least 50% of the company’s assets are located in the United States or at least 50% of its total revenues are derived from goods or services produced in the United States or sales made in the United States, (ii) the principal trading market for the company’s securities is in the United States, or (iii) the company is incorporated under the laws of the United States. The remaining assets may be invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

REPORT TO SHAREHOLDERS (UNAUDITED)

THE FACTS – CLASS A SHARES

		GAMerica
		Class A (after		Average
		maximum	S&P	1 Month
	GAMerica	sales load	Comp	Deposit
	Class A	of 5.50%)	Index	Rate

30 June, 2005	US$ 24.00	US$ 25.40	1,191.33

	%	%	%	%

Quarter to June, 2005	6.15	0.31	1.38	0.74

Jan – June, 2005	1.05	(4.51)	(0.81)	1.36

AVERAGE ANNUAL TOTAL RETURNS:

1 year to June, 2005	4.77	(1.00)	6.31	2.23

3 years to June, 2005	6.88	4.89	8.27	1.57

5 years to June, 2005	1.29	0.15	(2.39)	2.61

10 years to June, 2005	12.50	11.87	9.93	4.10

Since inception	12.29	11.67	10.22	4.12

Performance is calculated on a total return basis. Class A inception was on 12th May, 1995, Class B and Class C on 26th May, 1998.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, on any given day or when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. You may obtain performance data current to the most recent month end (available within seven business days) by calling GAM Funds, Inc. at (800) 426-4685 or refer to our website at www.gam.com.

______

G A M E R I C A   /   F U N D   M A N A G E M E N T

GAMerica

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Datastream.

The S&P 500 Index is a free-float adjusted market-capitalization-weighted index designed to measure the performance of 500 leading companies in leading industries of the U.S. economy. The stocks included have a market capitalization in excess of $4 billion and cover over 80 % of U.S. equities. A balance for the S&P 500 in line with the sector balance of the universe of eligible companies is maintained. The percentage change in the value of the index includes dividends reinvested.

AVERAGE ANNUAL TOTAL RETURN – CLASS A

ANNUAL PERFORMANCE – CLASS A

		GAMerica
		Class A (after	Standard
		maximum	& Poor’s
	GAMerica	sales load	Composite
	Class A	of 5.50%)	Index
Year	%	%	%

2001	(2.42)	(7.79)	(11.89)

2002	(18.64)	(23.12)	(22.12)

2003	36.47	28.96	28.64

2004	0.10	(5.41)	10.90

2005*	1.05	(4.51)	(0.81)

* Six months ended 30th June, 2005

______

G A M E R I C A   /   R E P O R T   T O   S H A R E H O L D E R S

THE FACTS – CLASS B SHARES

		GAMerica		Average
		Class B (with	S&P	1 Month
	GAMerica	deferred	Comp	Deposit
	Class B	sales charge)	Index	Rate

30 June, 2005	US$ 23.22		1,191.33

	%	%	%	%

Quarter to June, 2005	6.03	1.03	1.38	0.74

Jan – June, 2005	0.78	(4.22)	(0.81)	1.36

AVERAGE ANNUAL TOTAL RETURNS:

1 year to June, 2005	4.14	(0.86)	6.31	2.23

3 years to June, 2005	6.18	5.29	8.27	1.57

5 years to June, 2005	0.60	0.21	(2.39)	2.61

Since inception*	5.99	5.99	2.73	3.48

THE FACTS – CLASS C SHARES

		GAMerica		Average
		Class C	S&P	1 Month
	GAMerica	(with deferred	Comp	Deposit
	Class C	sales charge)	Index	Rate

30 June, 2005	US$ 22.99		1,191.33

	%	%	%	%

Quarter to June, 2005	5.99	4.99	1.38	0.74

Jan – June, 2005	0.66	(0.34)	(0.81)	1.36

AVERAGE ANNUAL TOTAL RETURNS:

1 year to June, 2005	3.95	2.95	6.31	2.23

3 years to June, 2005	6.09	6.09	8.27	1.57

5 years to June, 2005	0.55	0.55	(2.39)	2.61

Since inception*	5.85	5.85	2.73	3.48

* Inception was on 26th May, 1998 for Class B and Class C shares.

EXPENSE DISCLOSURE

HYPOTHETICAL $1,000 INVESTMENT

As a shareholder of the Fund, you can incur two types of costs: (1) transaction costs, including sales charges on purchase payments; and (2) ongoing costs, including management fees and other fund expenses. This disclosure is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 1st January, 2005 to 30th June, 2005.

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period.

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples of other funds in this report or elsewhere.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. If these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period*
		1st Jan 2005	30th June 2005	1/1/05-6/30/05

Class A	Actual	$1,000.00	$1,047.70	$10.00

	Hypothetical
	(Annualized 5%
	return before expenses)	1,000.00	1,015.03	9.84

Class B	Actual	$1,000.00	$1,041.40	$13.06

	Hypothetical
	(Annualized 5%
	return before expenses)	1,000.00	1,012.00	12.87

Class C	Actual	$1,000.00	$1,039.50	$14.11

	Hypothetical
	(Annualized 5%
	return before expenses)	1,000.00	1,010.96	13.91

*	Expenses are equal to the Fund’s annualized expense ratio of 1.97%, 2.58% and 2.79% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

THE COMMENT

The major US Indices fell in the six months ended 30 June, 2005 with both the Dow Jones Industrial Average (DJIA) and the NASDAQ Index falling by similar amounts of 3.7% and 5.5%, respectively whilst the Standard & Poors Composite Index (SPCI) fell by a more modest 0.8% .

Volatility remained fairly low during the period. Markets fell for most of January but then the DJIA and the SPCI rose fairly steadily till early March when they both fell sharply whilst the NASDAQ never recovered but fell in line from early March. Falls continued through April with all markets recovering in April but with further falls for the DJIA and the NASDAQ in May.

Whilst the economy has been growing at a reasonable rate, jobs growth has been largely confined to poorer paying occupations. Our cautious stance has not changed over the period as corporate profit margins are still very high from a historical standpoint as are price earnings ratios whilst interest rates seem more likely to rise than fall from present levels. Oil prices have also remained fairly high. The performance of the Fund has been reasonable during this period as a number of stocks which performed poorly in 2004 have recovered well this year.

The stocks that contributed most to performance over the period were Conn’s, Burlington Resources and USA Truck. Conn’s is a small retailer, based in Texas, which we believe has been under-recognised by the market. Burlington Resources is a gas play, which has performed well in the past year. We feel inclined to continue to hold it as we do not currently anticipate a plunge in energy prices. The stocks that detracted most from performance were Trex Company, Power-One and Foamex.

______

G A M E R I C A   /   R E P O R T   T O   S H A R E H O L D E R S

GAMerica

STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2005 (UNAUDITED)

		MARKET
		VALUE
HOLDINGS	DESCRIPTION	US$

EQUITIES – 100.7%
	AUTOMOBILES &
	COMPONENTS – 6.4%
*137,800	Keystone Automotive Industries	3,407,794
*5,312	LKQ	144,221

		3,552,015

	CAPITAL GOODS – 8.8%
*40,000	Gerber Scientific	278,400
*374,060	Power-One	2,360,319
*53,400	Titan	1,214,316
*40,000	Trex	1,028,000

		4,881,035

	COMMERCIAL SERVICES &
	SUPPLIES – 2.6%
*43,000	Education Management	1,450,390

		1,450,390

	CONSUMER DURABLES
	& APPAREL – 0.7%
*288,560	Foamex International	386,670

		386,670

	DIVERSIFIED FINANCIALS – 5.6%
30,000	Bear Stearns Companies	3,118,200

		3,118,200

	ENERGY – 11.6%
*600,000	Abraxas Petroleum	1,656,000
66,000	Burlington Resources	3,645,840
62,537	Williams Companies	1,188,203

		6,490,043

	FOOD, BEVERAGE &
	TOBACCO – 2.2%
50,000	Delta & Pine Land	1,253,000

		1,253,000

	HEALTH CARE EQUIPMENT
	& SERVICES – 2.6%
7,208	Alcon	788,195
*797,759	Inflazyme Pharmaceuticals	91,124
*7,800	Sierra Health Services	557,388

		1,436,707

	INSURANCE – 15.1%
38,000	Chubb	3,253,180
41,500	Infinity Property & Casualty	1,447,520
122,500	Scottish Re Group	2,969,400
10,000	XL Capital A	744,200

		8,414,300

	MEDIA – 0.2%
*40,000	Edgar Online	95,200

		95,200

	PHARMACEUTICALS &
	BIOTECHNOLOGY – 10.7%
68,000	Merck	2,094,400
*267,825	Neopharm	2,675,572
27,200	Wyeth	1,210,400

		5,980,372

	RETAILING – 25.3%
36,000	Best Buy	2,467,800
*107,632	Conn's	2,633,755
123,000	Dollar General	2,504,280
185,077	Fred's A	3,068,577
115,000	United Auto Group	3,427,000

		14,101,412

	SEMICONDUCTORS &
	SEMICONDUCTOR EQUIPMENT – 0.9%
*20,000	Advanced Power Technology	141,000
*25,000	AMIS Holdings	333,500

		474,500

	SOFTWARE & SERVICES – 2.0%
*+#383,000	Clarent	0
*10,000	Knova Software	38,000
*50,000	Retalix	1,075,000

		1,113,000

	TELECOMMUNICATION SERVICES – 0.0%
*+#408	Globalstar Base Creditor	2,959
*+#396	Globalstar Series A	2,095
*+#49	Globalstar Total Release	355

		5,409

	TRANSPORTATION – 6.0%
*50,000	Universal Truckload Services	844,500
*100,000	USA Truck	2,475,000

		3,319,500

Total Equities (Cost $40,852,950)		56,071,753

Total Investments (Cost $40,852,950) – 100.7%		56,071,753
Liabilities in Excess of Other Assets – (0.7%)		(362,666)

Total Net Assets – 100.0%		55,709,087

* Non-income producing security.
+ Illiquid security
# Fair valued security

See notes to financial statements.

______

G A M E R I C A   /   S T A T E M E N T   O F   I N V E S T M E N T S

GEOGRAPHIC ANALYSIS AS AT 30TH JUNE, 2005 (UNAUDITED)	INVESTMENT ANALYSIS AS AT 30TH JUNE, 2005 (UNAUDITED)

______

G A M E R I C A   /   S T A T E M E N T   O F   I N V E S T M E N T S

GAM Gabelli Long/Short

FUND MANAGEMENT

Investment decisions for the Fund are generally made by an investment management team at GAMCO Investors, Inc. (“GAMCO”). An investment management team at GAM International Management Limited (“GIML”) conducts and maintains a continuous review of the portfolio of the Fund and provides recommendations as to specific purchases and sales of portfolio securities, if any, to GAMCO. No member of either investment management team is primarily responsible for making recommendations for portfolio purchases. However, the following persons have the most significant responsibility for the day-to-day management of the Fund’s portfolio: Mario J. Gabelli and Henry G. Van der Eb.

Mario J. Gabelli, has served as Chairman, Chief Executive Officer, Chief Investment Officer-Value Products and a director of Gabelli Asset Management Inc. (“GAMI”) since November 1976. In connection with those responsibilities, he serves as director or trustee and/or officer of registered investment companies managed by GAMI and its affiliates (“Gabelli Funds”). Mr Gabelli serves as Chairman and Chief Executive Officer of Lynch Interactive Corporation, a public company engaged in multimedia and other services; and a Director of Morgan Group Holdings, Inc., a public holding company. In addition, Mr Gabelli is the Chairman and Chief Executive Officer of GGCP, Inc., a private company which owns all of GAMI Class B Stock; and the Chairman of MJG Associates, Inc., which acts as a general partner or investment manager of various investment funds and other accounts. Mr Gabelli serves on the advisory boards of Caymus Partners LLC, HealthpointCapital, LLC and van Biema Value Fund, LP. He also serves as Overseer of Columbia University Graduate School of Business; Trustee of Boston College, Roger Williams University, Winston Churchill Foundation and E.L. Wiegand Foundation; Director of the National Italian American Foundation, The American-Italian Cancer Foundation, The Foundation for Italian Art & Culture and the Mentor/National Mentoring Partnership; and Chairman, Patron’s Committee of Immaculate Conception School.

Henry G. Van der Eb, has served as Senior Vice President of GAMI since August 2004 and is a senior advisor to management in all aspects of its business. He has served as a Senior Vice President with Gabelli Funds, LLC and GAMCO since October 1999, when he joined GAMI after managing his privately held investment advisory firm which was acquired by GAMI in October 1999. Mr Van der Eb is a portfolio manager for GAMI and is a Chartered Financial Analyst.

The Fund’s investment objective is to seek long-term capital appreciation, and under normal market conditions, the Fund will have both long and short positions in equity securities, primarily common stocks. The Fund normally invests at least 80% of its assets in investments that are economically tied to the United States. A company will be considered economically tied to a country if (i) at least 50% of the company’s assets are located in the country or at least 50% of its total revenues are derived from goods or services produced in the country or sales made in the country, (ii) the principal trading market for the company’s securities is in the country, or (iii) the company is incorporated under the laws of the country. The Fund invests primarily in the stocks of selected large, mid and small-capitalization North American companies. The remaining assets may be invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

REPORT TO SHAREHOLDERS (UNAUDITED)

THE FACTS – CLASS A SHARES

		GAM
		Gabelli
		Long/Short
		Class A
	GAM	(after		Average
	Gabelli	maximum	S&P	1 Month
	Long/Short	sales load	Comp	Deposit
	Class A	of 5.50%)	Index	Rate

30 June, 2005	US$ 8.99	US$ 9.51	1,191.33

	%	%	%	%

Quarter to June, 2005	1.24	(4.33)	1.38	0.74

Jan – June, 2005	(1.43)	(6.85)	(0.81)	1.36

AVERAGE ANNUAL TOTAL RETURNS:

1 year to June, 2005	7.28	1.38	6.31	2.23

3 years to June, 2005	0.87	(1.02)	8.27	1.57

Since inception	(3.39)	(5.15)	5.55	1.58

Performance is calculated on a total return basis. Class A, B and C inception was on 29th May, 2002.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, on any given day or when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. You may obtain performance data current to the most recent month end (available within seven business days) by calling GAM Funds, Inc. at (800) 426-4685 or refer to our website at www.gam.com.

______

G A M   G A B E L L I   L O N G / S H O R T   /   F U N D   M A N A G E M E N T

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Datastream.

The S&P 500 Index is a free-float adjusted market-capitalization-weighted index designed to measure the performance of 500 leading companies in leading industries of the U.S. economy. The stocks included have a market capitalization in excess of $4 billion and cover over 80 % of U.S. equities. A balance for the S&P 500 in line with the sector balance of the universe of eligible companies is maintained. The percentage change in the value of the index includes dividends reinvested.

AVERAGE ANNUAL TOTAL RETURN – CLASS A

ANNUAL PERFORMANCE – CLASS A

		GAM Gabelli
		Long/Short
		Class A
		(after	Standard &
	GAM Gabelli	maximum	Poor’s
	Long/Short	sales load	Composite
	Class A	of 5.50%)	Index
Year	%	%	%

2003	12.82	6.62	28.64

2004	10.28	4.21	10.90

2005*	(1.43)	(6.85)	(0.81)

* Six months ended 30th June, 2005

______

G A M   G A B E L L I   L O N G / S H O R T   /   R E P O R T   T O   S H A R E H O L D E R S

GAM Gabelli Long/Short

THE FACTS – CLASS B SHARES

		GAM
		Gabelli
	GAM	Long/Short		Average
	Gabelli	Class B	S&P	1 Month
	Long/Short	(with deferred	Comp	Deposit
	Class B	sales charge)	Index	Rate

30 June, 2005	US$ 8.89		1,191.33

	%	%	%	%

Quarter to June, 2005	1.02	(3.98)	1.38	0.74

Jan – June, 2005	(1.77)	(6.68)	(0.81)	1.36

AVERAGE ANNUAL TOTAL RETURNS:

1 year to June, 2005	6.59	1.59	6.31	2.23

3 years to June, 2005	0.49	(0.51)	8.27	1.57

Since inception	(3.74)	(4.37)	5.55	1.58

THE FACTS – CLASS C SHARES

		GAM
		Gabelli
	GAM	Long/Short		Average
	Gabelli	Class C	S&P	1 Month
	Long/Short	(with deferred	Comp	Deposit
	Class C	sales charge)	Index	Rate

30 June, 2005	US$ 8.88		1,191.33

	%	%	%	%

Quarter to June, 2005	1.02	0.02	1.38	0.74

Jan – June, 2005	(1.77)	(2.75)	(0.81)	1.36

AVERAGE ANNUAL TOTAL RETURNS:

1 year to June, 2005	6.47	5.47	6.31	2.23

3 years to June, 2005	0.49	0.49	8.27	1.57

Since inception	(3.78)	(3.78)	5.55	1.58

EXPENSE DISCLOSURE

HYPOTHETICAL $1,000 INVESTMENT

As a shareholder of the Fund, you can incur two types of costs: (1) transaction costs, including sales charges on purchase payments; and (2) ongoing costs, including management fees and other fund expenses. This disclosure is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 1st January, 2005 to 30th June, 2005.

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period.

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples of other funds in this report or elsewhere.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. If these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period*
		1st Jan 2005	30th June 2005	1/1/05-6/30/05

Class A	Actual	$1,000.00	$1,071.60	$13.30

	Hypothetical
	(Annualized 5%
	return before expenses)	1,000.00	1,011.95	12.92

Class B	Actual	$1,000.00	$1,065.90	$16.60

	Hypothetical
	(Annualized 5%
	return before expenses)	1,000.00	1,008.73	16.14

Class C	Actual	$1,000.00	$1,063.50	$16.94

	Hypothetical
	(Annualized 5%
	return before expenses)	1,000.00	1,008.38	16.48

*	Expenses are equal to the Fund’s annualized expense ratio of 2.59%, 3.24% and 3.31% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

THE COMMENT

US stocks (S&P 500 Composite) pulled back in January after a stellar fourth quarter rally, as profit taking, rising oil prices and uncertainty over the election in Iraq took its toll. Bolstered by better than expected corporate profits and booming deal activity, stocks absorbed the impact of the oil price passing through US$50 a barrel and the Federal Reserve’s warning of higher interest rates, to close February on the plus side, erasing most of January’s drop.

Stocks rallied to new two and a half year highs in early March, but lost their sizzle as rising interest rates, record oil prices and the news of General Motors’ deteriorating financial condition offset robust first quarter GDP growth and corporate profits. March was a down month and put the first quarter into the red.

The headwinds of Fed tightening, spot oil over US$50 a barrel, and no new fiscal stimulus slowed US economic growth and put stocks in the minus column year to date through April. Financial markets were focused on slowing economic growth, while the Fed was focused on containing inflation. We were in the same camp as the Fed in viewing the downshift in the economy as just a temporary blip on the radar.

Stocks continued to consolidate through the end of June and closed the second quarter in the plus column but ended down slightly for the first half, as the process of discounting higher interest rates, oil prices and the US dollar took centre stage. Large companies, with both cash and stock as currency, announced a variety of acquisitions during the first half, which had a generally positive effect on market psychology and stock prices. For the six months ended 30 June 2005, GAM Gabelli Long/Short Class A NAV had a net return of -1.43% . The gross long exposure in the portfolio increased from 115% at year end 2004 to 119% on 30th June 2005, while the gross short exposure increased from -41% to -44% over the same period. For the first half, the Fund had an average gross exposure of 160% and an average net long exposure of 68%, with the gross long exposure averaging 114% and the gross short exposure averaging -46%.

On a gross basis, the portfolio’s top performing sectors were: Consumer cyclical +1.00%, Utilities +0.38%, and Energy +0.31% . The bottom performing sectors were: Communications -2.04%, Financial -0.43%, and Industrial -0.37% .

The Fund’s performance benefited from positions in Cablevision Systems, Ford Motor (short), Harley Davidson (short), and Polaris Industries (short), while the following stocks had a negative impact on returns: Gemstar-TV Guide, News Corp. Cl A, Time Warner, and Black & Decker (short).

______

G A M   G A B E L L I   L O N G / S H O R T   /   R E P O R T   T O   S H A R E H O L D E R S

STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2005 (UNAUDITED)

		MARKET
		VALUE
HOLDINGS	DESCRIPTION	US$

BONDS – 0.1%
	MEDIA – 0.1%
30,000	Adelphia 10.25%, 2011-06-15	26,925

Total Bonds (Cost $32,579)		26,925

EQUITIES – 116.6%
	AUTOMOBILES &
	COMPONENTS – 2.6%
+4,000	BorgWarner	214,680
+45,000	Dana	675,450
*12,000	Fleetwood Enterprises	121,800
5,000	Standard Motor Products	66,000

		1,077,930

	BANKS – 1.8%
1,000	Commerical Federal	33,680
1,000	Hibernia A	33,180
20,000	New York Community Bancorp	362,400
+6,000	PNC Financial Services	326,760

		756,020

	CAPITAL GOODS – 10.6%
*27,300	Cavalier Homes	135,681
*30,000	Champion Enterprises	298,200
12,000	CNH Global	226,680
5,000	Coachmen Industries	62,650
+12,000	Cooper Industries	766,800
2,000	Deere & Company	130,980
*7,000	Fairchild Corporation	20,020
*5,000	Flowserve	151,300
+16,000	Honeywell International	586,080
5,000	ITT Industries	488,150
2,000	Kaman A	36,080
3,000	Nobility Homes	81,750
3,000	Precision Castparts	233,700
3,000	Roper Industries	214,110
*15,000	Thomas & Betts	423,600
11,000	Thomas Industries	439,560
*2,500	Titan	56,850
2,000	Watts Water Technologies A	66,980

		4,419,171

	COMMERCIAL SERVICES &
	SUPPLIES – 5.6%
+10,000	Sensient Technologies	206,100
+75,000	Waste Management	2,125,500

		2,331,600

	CONSUMER DURABLES &
	APPAREL – 1.0%
1,500	Aaron Rents A	34,125
6,000	Fedders	13,200
*6,000	Palm Harbor Homes	112,980
6,000	Skyline	239,580

		399,885

	CONSUMER SERVICES – 1.6%
*2,000	Argosy Gaming Company	93,220
*7,200	Aztar	246,600
*5,500	Kerzner International	313,225

		653,045

	DIVERSIFIED FINANCIALS – 2.9%
+18,000	American Express	958,140
*2,000	Instinet Group	10,480
5,000	Mellon Financial	143,450
5,000	SWS Group	85,900

		1,197,970

	ENERGY – 4.1%
60,000	El Paso	691,200
+3,000	ExxonMobil	172,410
2,900	Kaneb Services	125,512
2,000	Premcor	148,360
1,000	Royal Dutch Petroleum	64,900
8,000	Unocal	520,400

		1,722,782

	FOOD & STAPLES RETAILING – 2.3%
8,000	Albertson’s	165,440
1,700	Brown-Forman	108,800
8,200	Dreyer’s Grand Ice Cream	667,480

		941,720

	FOOD, BEVERAGE &
	TOBACCO – 10.6%
6,000	Allied Domecq ADR	290,820
+70,000	Archer-Daniels-Midland	1,496,600
4,000	Campbell Soup	123,080
+15,000	Coca-Cola	626,250
5,000	Diageo ADR	296,500
3,000	Flowers Foods	106,080
2,636	Fomento Economico Mexicano	157,026
10,000	General Mills	467,900
*4,700	Genesee	9,400
*10,000	Hain Celestial Group	195,000
10,000	HJ Heinz	354,200
25,000	Swedish Match	284,328

		4,407,184

	HEALTH CARE EQUIPMENT &
	SERVICES – 6.4%
*2,500	Accredo Health	113,500
35,000	Baxter International	1,298,500
16,000	BioLase Technology	101,120
*2,000	CUNO	142,880
*4,000	Edwards Lifesciences	172,080
3,000	Guidant	201,900
*2,000	Henry Schein	83,040
*2,500	Inamed	167,425
*2,200	Pure World	9,372
*2,000	Renal Care Group	92,200
*1,600	Vicuron Pharmaceuticals	44,640
*5,000	Water Pik Technologies	95,250
*2,000	Zimmer Holdings	154,616

		2,676,523

	HOUSEHOLD & PERSONAL
	PRODUCTS – 0.6%
+4,025	Procter & Gamble	212,319
1,000	The Gillette Company	50,630

		262,949

	INSURANCE – 2.3%
+7,000	American International Group	406,700
+15,000	Liberty	552,150

		958,850

	MATERIALS – 1.9%
*40,000	AK Steel Holding	256,400
*6,700	Bone Care	220,899
1,000	Ferro	19,860
*1,000	Juno Lighting	43,070
*6,000	Material Sciences	87,360
2,000	Newmont Mining	78,060
*2,000	Sealed Air Corporation	99,580

		805,229

______

G A M   G A B E L L I   L O N G / S H O R T   /   S T A T E M E N T   O F   I N V E S T M E N T S

GAM Gabelli Long/Short

		MARKET
		VALUE
HOLDINGS	DESCRIPTION	US$

	MEDIA – 28.5%
*10,000	AT&T Comcast	307,000
+*46,500	Cablevision Systems	1,497,300
*16,000	Crown Media	150,880
*18,000	DIRECTV	279,000
8,000	EchoStar Communications A	241,200
*12,100	Fisher Communications	572,209
*142,600	Gemstar-TV Guide International	511,934
+35,000	Gray Television	422,100
+*20,014	Liberty Global A	934,053
+*90,000	Liberty Media A	917,100
*8,000	Lin TV A	111,120
+93,000	News Corporation A	1,504,740
*10,000	PRIMEDIA	40,500
35,000	Sinclair Broadcast Group	317,800
+*67,500	Time Warner	1,127,925
+22,000	Tribune	773,960
13,000	Viacom	418,860
+36,000	Vivendi Universal ADR	1,127,880
+20,000	Walt Disney	503,600
+*24,000	Young Broadcasting A	99,600

		11,858,761

	PHARMACEUTICALS &
	BIOTECHNOLOGY – 5.7%
20,000	Abbott Laboratories	980,200
*1,000	BioSource International	10,550
*17,900	Corixa	78,402
+5,000	Eli Lilly	278,550
*4,200	EON Labs	128,688
+30,000	Pfizer	827,400
*1,500	Transkaryotic Therapies	54,870

		2,358,660

	REAL ESTATE – 0.4%
1,500	Gables Residential Trust	64,845
*1,000	Prime Group Realty Trust	7,220
*20,000	Southern Energy Homes	114,800

		186,865

	RETAILING – 3.6%
*1,000	Brookstone	18,880
*10,000	CSK Auto	166,800
*1,000	Electronics Boutique Holdings	63,490
+16,000	Genuine Parts	657,440
*8,936	IAC/InterActiveCorp	214,911
*6,000	Maxtor	31,200
1,500	May Department Stores	60,240
2,000	Neiman-Marcus Group B	193,400
*2,400	Shopping.com	50,040
*1,000	Toys R Us	26,480

		1,482,881

	SEMICONDUCTORS &
	SEMICONDUCTOR
	EQUIPMENT – 2.7%
*8,000	Monolithic System Technology	40,240
+32,000	Texas Instruments	898,240
*10,000	Ultratech	183,000

		1,121,480

	SOFTWARE & SERVICES – 6.6%
*14,000	Ask Jeeves	422,660
*24,000	CACI International Class A	1,515,840
*1,000	DoubleClick	8,390
*2,000	lastminute.com	5,863
*3,700	Niku	76,701
*2,000	SeeBeyond Technology	8,360
*12,900	Storage Technology	468,141
*2,100	SunGard Data Systems	73,857
*2,000	VERITAS Software	48,800
*3,000	Yahoo	103,950

		2,732,562

	TECHNOLOGY HARDWARE &
	EQUIPMENT – 1.8%
*21,428	ADC Telecommunications	466,488
1,601	Boston Acoustics	27,733
+15,000	Motorola	273,900

		768,121

	TELECOMMUNICATION
	SERVICES – 7.2%
1,000	AT&T	19,040
*20,000	Cincinnati Bell	86,000
15,000	Citizens Communications	201,600
3,000	MCI	77,130
*1,000	Nextel Communications	32,310
*3,075	Price Communications	53,197
+*60,000	Qwest Communications International	222,600
15,000	SBC Communications	356,250
+33,700	Sprint	845,533
+3,500	Telephone & Data Systems	142,835
+4,500	Telephone & Data Systems Special	172,530
*2,100	Telesystem International Wireless	32,802
*4,000	UNOVA	106,520
*12,000	US Cellular	599,280
*1,000	Western Wireless A	42,300

		2,989,927

	TRANSPORTATION – 2.1%
20,500	Overnite	881,090

		881,090

	UTILITIES – 3.7%
*15,000	Allegheny Energy	378,300
14,000	DPL	384,300
+*10,000	El Paso Electric	204,500
15,000	Veolia Environnement ADR	561,000

		1,528,100

Total Equities (Cost $42,364,563)		48,519,305

Total Investments (Cost $42,397,142) – 116.7%		48,546,230

SECURITIES SOLD SHORT – (43.5%)
	AUTOMOBILES &
	COMPONENTS – (8.6%)
(96,000)	Ford Motor	(983,040)
(25,000)	Harley Davidson	(1,240,000)
(25,000)	Polaris Industries	(1,350,000)

		(3,573,040)

	CAPITAL GOODS – (1.7%)
(20,000)	Briggs & Stratton	(692,400)

		(692,400)

	CONSUMER DURABLES &
	APPAREL – (9.8%)
(1,500)	Aaron Rents	(37,335)
(25,000)	Black & Decker	(2,246,250)
(4,000)	Ethan Allen Interiors	(134,040)
(16,000)	La-Z-Boy	(233,120)
*(45,000)	Zale	(1,426,050)

		(4,076,795)

______

G A M   G A B E L L I   L O N G / S H O R T   /   S T A T E M E N T   O F   I N V E S T M E N T S

		MARKET
		VALUE
HOLDINGS	DESCRIPTION	US$

	CONSUMER SERVICES – (6.0%)
(10,000)	Carnival	(545,500)
*(30,000)	Cheesecake Factory	(1,041,900)
(25,000)	McDonald’s	(693,750)
*(4,000)	Starbucks	(206,640)

		(2,487,790)

	DIVERSIFIED FINANCIALS – (5.9%)
(226)	Capital One Financial	(18,082)
*(18,000)	iShares S&P SmallCap 600 Index	(990,360)
*(7,000)	Midcap SPDR Trust S&P 400	(876,750)
*(8,000)	Morningstar	(225,200)
*(10,000)	Nasdaq 100 Index Tracking Stock	(367,900)

		(2,478,292)

	ENERGY – (0.5%)
(923)	ChevronTexaco	(51,614)
(1,160)	Shell Trans & Trading ADR	(67,350)
(1,000)	Valero Energy	(79,110)

		(198,074)

	HEALTH CARE EQUIPMENT &
	SERVICES – (0.1%)
*(900)	Medco Health Solutions	(48,024)

		(48,024)

	PHARMACEUTICALS &
	BIOTECHNOLOGY – (0.1%)
(400)	Johnson & Johnson	(26,000)

		(26,000)

	RETAILING – (8.8%)
(467)	Federated Department Stores	(34,222)
*(790)	GameStop A	(25,841)
(25,000)	Home Depot	(972,500)
*(20,000)	Kohls	(1,118,200)
(2,000)	Neiman-Marcus Group A	(193,840)
(40,000)	Tiffany & Company	(1,310,400)

		(3,655,003)

	SOFTWARE & SERVICES – (0.1%)
(2,248)	Symantec	(48,871)

		(48,871)

	TELECOMMUNICATION
	SERVICES – (0.1%)
(500)	ALLTEL	(31,140)
(400)	Verizon Communications	(13,820)

		(44,960)

	UTILITIES – (1.8%)
(20,000)	The Toro Company	(772,200)

		(772,200)

Total Securities Sold Short
(Proceeds – $17,222,633) – (43.5%)		(18,101,449)

Other Assets Less Liabilities – 26.8%		11,144,995

Total Net Assets – 100.0%		41,589,776

+ Part or all of the security segregated as collateral for securities sold short.
* Non-income producing security.

Glossary:
ADR – American Depositary Receipt

See notes to financial statements.

GEOGRAPHIC ANALYSIS AS AT
30TH JUNE, 2005
(UNAUDITED)

INVESTMENT ANALYSIS AS AT
30TH JUNE, 2005
(UNAUDITED)

______

G A M   G A B E L L I   L O N G / S H O R T   /   S T A T E M E N T   O F   I N V E S T M E N T S

Statements of Assets and Liabilities

as at 30th June, 2005 (unaudited)

	GAM	GAM	GAM
	International	Asia-Pacific	European
	Equity	Equity	Equity

Assets (in US$)
Investments in securities at value	$111,141,934	$26,161,895	$31,375,502
Cash	–	–	–
Cash – Foreign currencies	2,742,339	6,377	48,631
Receivables:
Securities sold	3,534,412	–	643,269
Capital shares sold	16,562	143,272	–
Dividends, interest and other	467,864	91,362	70,569
Due from broker	–	–	–
Other assets	72,050	18,773	21,543

Total assets	117,975,161	26,421,679	32,159,514

Liabilities
Securities sold short, at fair value (proceeds $0; $0;
$0; $0; $0; and $17,222,633)	–	–	–
Due to custodian	2,126,248	–	84,872
Payables:
Securities purchased	3,470,064	–	746,395
Capital shares redeemed	729,782	70,498	59,682
Dividends payable for securities sold short	–	–	–
Accrued management fee	255,891	58,210	71,433
Accrued distribution fee	35,216	7,030	7,844
Accrued directors’ fees	3,310	3,310	3,310
Accrued expenses and other	251,564	60,950	71,961

Total liabilities	6,872,075	199,998	1,045,497

Net assets	$111,103,086	$26,221,681	$31,114,017

Source of net assets
Net capital paid in on shares of capital stock (Note 4)	$217,746,310	$43,286,177	$28,283,608
Undistributed (accumulated) net investment income (loss)	739,127	(173,421)	297,606
Undistributed (accumulated) net realized gains (losses)	(117,847,845)	(18,529,011)	(1,135,749)
Net unrealized appreciation on investments and
foreign currencies	10,465,494	1,637,936	3,668,552

Net assets	$111,103,086	$26,221,681	$31,114,017

Class A shares outstanding (shares authorized
in millions: 260, 60, 60, 55, 30 and 25)	5,028,170	2,480,678	2,367,002
Class A net assets	$98,068,923	$26,221,681	$31,114,017
Net asset value and redemption value per share (Note 4)	$19.50	$10.57	$13.14
Offering price per share (100/94.5 x net asset value per share
reduced on sales of $50,000 or more)	$20.63	$11.19	$13.90
Class B shares outstanding (shares authorized
in millions: 140, –, –, 40, 20 and 20)	444,119	–	–
Class B net assets	$8,557,768	–	–
Net asset value and offering price per share (Note 4)	$19.27	–	–
Class C shares outstanding (shares authorized
in millions: 75, –, –, –, 15 and 10)	230,221	–	–
Class C net assets	$4,476,395	–	–
Net asset value and redemption value per share (Note 4)	$19.44	–	–

Identified cost of investments	$100,670,687	$24,522,093	$27,707,028
Identified cost of foreign currency	$2,754,642	$6,276	$48,426

†  $19,007,341 segregated as collateral for securities sold short.

See notes to financial statements.

______

G A M   F U N D S   I N C   /   S T A T E M E N T S   O F   A S S E T S   A N D   L I A B I L I T I E S

GAM		GAM
American		Gabelli
Focus Equity	GAMerica	Long/Short

$52,231,889	$56,071,753	$48,546,230	†
–	20,457	–
–	–	163,162

742,067	–	117,854
80,158	12,061	135,600
138,697	58,090	58,114
–	–	11,365,795	†
28,283	21,549	32,881

53,221,094	56,183,910	60,419,636

–	–	18,101,449
–	–	78,403

747,699	–	150,852
14,866	184,205	210,657
–	–	29,057
119,846	123,590	159,889
12,659	21,666	22,002
3,310	3,310	3,310
60,020	142,052	74,241

958,400	474,823	18,829,860

$52,262,694	$55,709,087	$41,589,776

$54,178,309	$39,202,794	$50,689,669
192,558	(288,332)	(247,957)
(2,523,081)	1,575,822	(14,148,600)

414,908	15,218,803	5,296,664

$52,262,694	$55,709,087	$41,589,776

3,526,866	1,798,929	2,823,173
$50,854,069	$43,181,550	$25,368,522
$14.42	$24.00	$8.99

$15.26	$25.40	$9.51

102,541	350,824	531,286
$1,408,625	$8,144,455	$4,724,786
$13.74	$23.22	$8.89

–	190,678	1,294,777
–	$4,383,082	$11,496,468
–	$22.99	$8.88

$51,816,981	$40,852,950	$42,397,142
–	–	$13,832

______

G A M   F U N D S   I N C   /   S T A T E M E N T S   O F   A S S E T S   A N D   L I A B I L I T I E S

Statements of Operations

for the six months ended 30th June, 2005 (unaudited)

	GAM	GAM	GAM
	International	Asia-Pacific	European
	Equity	Equity	Equity

Investment income (in US$)
Dividends (net of foreign taxes withheld of $270,928,
$18,219, $116,584, $10,970, $2,802 and $8,060)	$2,232,131	$297,725	$662,456
Interest	12,559	12,308	–

	2,244,690	310,033	662,456

Expenses
Investment advisory fee (Note 2)	584,945	128,929	163,377
Custodian fees and expenses	74,524	40,732	50,104
Transfer agent fees and expenses	165,818	25,898	23,075
Shareholder servicing fees – Class A	34,546	3,917	4,998
Shareholder servicing fees – Class B	2,033	107	41
Shareholder servicing fees – Class C	1,812	9	26
Distribution fee – Class A (Note 2)	154,475	36,432	47,172
Distribution fee – Class B (Note 2)	46,772	5,268	4,919
Distribution fee – Class C (Note 2)	23,255	2,222	1,217
Professional fees	35,085	23,678	28,637
Administrative expenses	53,384	22,021	26,408
Printing	82,026	5,271	2,800
Filing fees – Class A	10,946	8,772	8,458
Filing fees – Class B	406	173	125
Filing fees – Class C	5,243	2,918	3,002
Directors’ fees	7,935	7,935	7,935
Other	13,692	8,678	8,894

Total operating expenses	1,296,897	322,960	381,188
Less: expenses waived (Note 2)	(58,494)	(12,893)	(16,338)

Net expenses	1,238,403	310,067	364,850

Net Investment income (loss)	1,006,287	(34)	297,606

Realized and unrealized gain (loss) on investments
and foreign currencies
Net realized gain (loss) on:
Investments	8,901,337	1,526,466	3,132,444
Securities sold short	–	–	–
Futures	–	(2,372)	–
Foreign currency transactions	(236,242)	(6,480)	(91,262)

	8,665,095	1,517,614	3,041,182

Net change in unrealized appreciation/depreciation on:
Investments	(10,237,791)	(1,971,271)	(2,954,878)
Securities sold short	–	–	–
Futures	–	–	–
Foreign currency translation of assets and
liabilities other than investments	(76,784)	(26,512)	(4,353)

	(10,314,575)	(1,997,783)	(2,959,231)

Net gain (loss) on investments and foreign currencies	(1,649,480)	(480,169)	81,951

Net increase (decrease) on net assets from operations	$(643,193)	$(480,203)	$379,557

See notes to financial statements.

______

G A M   F U N D S   I N C   /   S T A T E M E N T S   O F   O P E R A T I O N S

GAM		GAM
American		Gabelli
Focus Equity	GAMerica	Long/Short

$666,881	$276,840	$271,173
341	–	95,019

667,222	276,840	366,192

267,470	290,852	322,288
14,773	11,737	11,126
22,337	61,334	45,132
11,941	21,534	2,158
205	929	–
208	634	–
76,936	67,277	38,016
8,867	43,377	25,994
2,148	23,218	60,355
24,150	27,622	29,356
36,017	30,647	33,427
4,853	34,690	13,007
9,444	7,913	7,687
231	649	708
3,048	5,197	5,909
7,935	7,935	7,935
10,848	12,794	8,964

501,411	648,339	612,062
(26,747)	(29,085)	—

474,664	619,254	612,062

192,558	(342,414)	(245,870)

30,546	1,156,232	1,630,935
–	–	75,568
–	–	(19,477)
–	–	(77)

30,546	1,156,232	1,686,949

(1,075,687)	(882,825)	(416,167)
–	–	(878,816)
–	–	26,500

–	–	(879,099)

(1,075,687)	(882,825)	(2,147,582)

(1,045,141)	273,407	(460,633)

$(852,583)	$(69,007)	$(706,503)

______

G A M   F U N D S   I N C   /   S T A T E M E N T S   O F   O P E R A T I O N S

Statements of Changes in Net Assets

for the six months ended 30th June, 2005 (unaudited)
and year ended 31st December, 2004

	GAM International Equity		GAM Asia-Pacific Equity		GAM European Equity

	2005	2004	2005	2004	2005	2004

Increase/(Decrease) in net assets from:

Operations
Net Investment income (loss)	$1,006,287	$36,491	$(34)	$(56,215)	$297,606	$(4,456)
Net realized gain on investments and
foreign currencies	8,665,095	13,892,161	1,517,614	1,565,033	3,041,182	4,016,361
Net change in unrealized appreciation/depreciation
on investments and foreign currencies	(10,314,575)	5,623,732	(1,997,783)	2,480,662	(2,959,231)	2,361,880

Net increase (decrease) in net assets
from operations	(643,193)	19,552,384	(480,203)	3,989,480	379,557	6,373,785

Distributions to shareholders from:
Net investment income
Class A	–	(19,315)	–	(322,047)	–	(4,199)
Class B	–	(1,831)	–	(7,817)	–	–
Class C	–	(854)	–	(1,234)	–	–
Class D	–	–	–	(618)	–	–
Net realized gain on investments
Class A	–	–	–	–	–	–
Class B	–	–	–	–	–	–
Class C	–	–	–	–	–	–

Total distributions	–	(22,000)	–	(331,716)	–	(4,199)

Capital share transactions (Note 4)	(14,055,956)	(19,157,855)	687,810	9,467,949	(3,630,154)	3,515,919
Redemption fees (Note 4)	4,204	10,285	22	3,827	–	2,056

Net increase (decrease) in net assets from
capital share transactions	(14,051,752)	(19,147,570)	687,832	9,471,776	(3,630,154)	3,517,975

Total increase (decrease) in net assets	(14,694,945)	382,814	207,629	13,129,540	(3,250,597)	9,887,561
Net assets
Beginning of period	125,798,031	125,415,217	26,014,052	12,884,512	34,364,614	24,477,053

End of period	$111,103,086	$125,798,031	$26,221,681	$26,014,052	$31,114,017	$34,364,614

Undistributed (accumulated) net investment
income (loss), end of period	$739,127	$(267,160)	$(173,421)	$(173,387)	$297,606	$–

See notes to financial statements.

______

G A M   F U N D S   I N C   /   S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S

GAM American Focus Equity		GAMerica		GAM Gabelli Long/Short

2005	2004	2005	2004	2005	2004

$192,558	$(46,329)	$(342,414)	$(940,796)	$(245,870)	$(668,984)
30,546	6,144,467	1,156,232	8,821,411	1,686,949	3,675,508
(1,075,687)	(4,670,072)	(882,825)	(11,409,666)	(2,147,582)	1,145,285

(852,583)	1,428,066	(69,007)	(3,529,051)	(706,503)	4,151,809

–	(11,778)	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	(1,364,614)	–	–
–	–	–	(279,163)	–	–
–	–	–	(174,651)	–	–

–	(11,778)	–	(1,818,428)	–	–

(1,320,497)	(7,201,538)	(13,315,819)	(37,807,945)	(1,984,831)	(1,362,905)
–	–	–	–	–	–

(1,320,497)	(7,201,538)	(13,315,819)	(37,807,945)	(1,984,831)	(1,362,905)

(2,173,080)	(5,785,250)	(13,384,826)	(43,155,424)	(2,691,334)	2,788,904
54,435,774	60,221,024	69,093,913	112,249,337	44,281,110	41,492,206

$52,262,694	$54,435,774	$55,709,087	$69,093,913	$41,589,776	$44,281,110

$192,558	$–	$(288,332)	$54,082	$(247,957)	$(2,087)

______

G A M   F U N D S   I N C   /   S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S

Notes to Financial Statements

as at 30th June, 2005 (unaudited)

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

GAM Funds, Inc. (the “Company”), is an open-end diversified investment company registered under the Investment Company Act of 1940 comprised of six portfolios: GAM International Equity (formerly GAM International Fund), GAM Asia-Pacific Equity (formerly GAM Pacific Basin Fund), GAM European Equity (formerly GAM Europe Fund), GAM American Focus Equity (formerly GAM American Focus Fund), GAMerica (formerly GAMerica Capital Fund) and GAM Gabelli Long/Short (formerly GAM Gabelli Long/Short Fund) (the “Funds”).

Each Fund seeks long-term capital appreciation by investing primarily in equity securities. GAM International Equity invests primarily in securities of companies in Europe, the Pacific Basin and Canada. GAM Asia-Pacific Equity invests primarily in securities of companies in the Pacific Basin. GAM European Equity invests primarily in securities of companies in Europe. GAM American Focus Equity and GAMerica invest primarily in securities of companies in the United States. GAM Gabelli Long/Short invests primarily in the stocks of selected large and mid-capitalization North American companies.

The Company offers Class A, B and C Shares of GAM International Equity, GAMerica and GAM Gabelli Long/Short. The Company offers Class A and B Shares of GAM American Focus Equity. The Class B Shares of these Funds are only available through exchanges with other Funds’ Class B Shares and through reinvestment of dividends for existing Class B shareholders. The Company offers only Class A Shares of GAM Asia-Pacific Equity and GAM European Equity. Class A shares are sold with a front-end sales charge of up to 5.5% . Effective 1st January, 2003 Class B shares sales were suspended for new purchases. Prior to this date, Class B shares were sold with a contingent deferred sales charge, which declined from 5.0% to zero depending on the period of time the shares were held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1.0% . The three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears its separate distribution and certain class expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required by federal or state law. On 26th April, 2005, Class B shares of GAM European Equity and Class C shares of GAM Asia-Pacific Equity, GAM European Equity and GAM American Focus Equity were reorganized into Class A shares. On 23rd June, 2005, Class B shares of GAM Asia-Pacific Equity were reorganized into Class A shares. Each portfolio of the Company, with the exception of GAM American Focus Equity, GAMerica and GAM Gabelli Long/Short, imposes a 1.00% redemption fee to be retained by the Fund, on Class A shares redeemed (including in connection with an exchange) 90 days or less from their date of purchase. Redemption fees are used to offset transaction costs and other expenses associated with short-term investing and are recorded by the Funds as a reduction of shares redeemed and as a credit to paid-in-capital. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF SECURITIES

Investment securities are stated at value based on the last sale price on the principal exchange on which the securities are traded, or, lacking any sales, at the last available bid price. Securities traded on NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Securities traded in the over-the-counter market are valued at the last sale price, or, lacking any sales, at the last available bid price. Short-term securities maturing in 60 days or less are valued on an amortized cost basis which approximates market value. Forward foreign currency contracts are valued at the forward rate and are marked to market daily. Other securities for which market quotations are not readily available are valued at fair value, as determined by or under the direction of the Board of Directors.

When determining fair value, the Funds’ advisers and management will consider certain factors which may include type of security; financial statements of the issuer; cost at date of purchase; size of holdings; and any information as to any transaction in the security including the acquisition price and the number of days since that transaction traded.

FOREIGN CURRENCY

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in

______

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, forwards, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

FOREIGN CURRENCY CONTRACTS

Each Fund may enter into forward foreign currency exchange contracts primarily in order to hedge against foreign currency exchange rate risks on the non-US dollar denominated investment securities. These contracts are valued daily and the Funds’ equity therein, representing unrealized gain or loss on the contracts, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

FUTURES CONTRACTS

Initial margin deposits made with respect to futures contracts traded on domestic exchanges are maintained by the Funds’ custodian in segregated asset accounts. Initial margin deposits made upon entering into futures contracts traded on foreign exchanges are recognized as assets due from the broker (the Funds’ agent in acquiring the futures positions). These deposits are made by the Funds as a partial guarantee of their performance under the contract. Subsequent changes in the daily valuation of open contracts are recognized as unrealized gains or losses. Variation margin payments are made or received daily on domestically traded futures as appreciation or depreciation in the value of these contracts. Realized gains or losses are recorded when a contract is closed.

FEDERAL INCOME TAXES

It is each Fund’s policy to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for Federal income taxes is required.

SECURITIES SOLD SHORT

GAM International Equity, GAM European Equity and GAM Gabelli Long/Short may from time to time engage in short selling of securities. Short selling is an investment technique wherein the Fund sells a security it does not own. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Fund must maintain a deposit for the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. The Fund will incur a realized loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the position is closed out. The Fund will realize a gain if the security declines in price between those dates.

OPTION CONTRACTS

The Funds may purchase and write (sell) call and put options on securities, currencies and futures contracts for hedging and other purposes. Call and put options give the Funds the right but not the obligation to buy (calls) or sell (puts) the instrument underlying the option at a specified price. The premium paid on the option, should it be exercised, will, on a call, increase the cost of the instrument acquired and, on a put, reduce the proceeds received from the sale of the instrument underlying the option. If the options are not exercised, the premium paid will be recorded as a capital loss upon expiration. When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining the realized gain or loss. If a put option is exercised, the premium received reduces the cost

______

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

Notes to Financial Statements continued

basis of the security or currency. The Funds may incur additional risk to the extent that the value of the underlying instrument does not correlate with the movement of the option value.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may affect the per share distribution between net investment income and net realized gain on investments and foreign currency. The calculation of net investment income (loss) per share in the Financial Highlights excludes these adjustments. Undistributed (accumulated) net investment income (loss) and undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

OTHER

Securities transactions are recorded on trade date. Realized gains and losses are reported on an identified cost basis. Interest is accrued on a daily basis. Dividend income and dividend expense are recorded on the ex-dividend date, except that certain dividends on foreign securities are recorded as soon as information is available to the Funds. Interest expense primarily relates to custodian bank overdraft charges incurred during the year. Common expenses incurred by the Company are allocated among the Funds based on the ratio of net assets or shareholder accounts of each Fund to the combined net assets or shareholder accounts of the Company. Other expenses are charged to each Fund on a specific identification basis. Realized and unrealized gains and losses and net investment income (loss) for each Fund, other than class specific expenses, are allocated daily to each class of shares within a Fund based upon the relative proportion of net assets of each class.

In the normal course of business the Funds’ Adminstrators and Investment Advisers may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

NOTE 2. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

GAM International Management Limited (“GIML”), the Investment Adviser of GAM International Equity, GAM Asia-Pacific Equity, GAM European Equity and GAMerica, and GAM USA Inc. (“GAM USA”), the Investment Adviser for GAM American Focus Equity, each receives an advisory fee under agreements with the Company. Effective January 1, 2005, for GAM International Equity, GAM Asia-Pacific Equity and GAM European Equity, the advisory fee is 1.00% per annum of average daily net assets up to and including $500 million, 0.90% per annum of average daily net assets greater than $500 million and up to and including $1 billion, and 0.85% per annum of average daily net assets greater than $1 billion. For GAM American Focus Equity, the advisory fee is 1.00% per annum of average daily net assets up to and including $250 million, 0.85% per annum of average daily net assets greater than $250 million and up to and including $750 million, and 0.75% per annum of average daily net assets greater than $750 million. For GAMerica, the advisory fee is 1.00% per annum of average daily net assets up to and including $250 million, 0.90% per annum of average daily net assets greater than $250 million and up to and including $1 billion, and 0.85% per annum of average daily net assets greater than $1 billion. Prior to January 1, 2005, the advisory fee for each of these Funds was 1.00% per annum of the respective Fund’s average daily net assets regardless of assets level. On 4th October, 2002, the Funds’ Board of Directors approved the appointment of GAMCO Investors, Inc. (“GAMCO”) and GIML as Co-Investment Advisers to GAM Gabelli Long/Short, pursuant to separate Investment Advisory Agreements between GAM Gabelli Long/Short and each Co-Investment Adviser, effective as of the opening of the New York Stock Exchange on 9th October, 2002. GAMCO is not affiliated with either GIML or GAM USA. For their services to GAM Gabelli Long/Short, GAMCO and GIML (the “Co-Investment Advisers”) receive an advisory fee comprised of two components, of which GAMCO receives two-thirds and GIML receives one-third. The first component is a base fee equal to 1.50%,

______

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

annualized, of the GAM Gabelli Long/Short’s average daily net assets. The second component is a performance adjustment that either increases or decreases the base fee, depending on how GAM Gabelli Long/Short has performed relative to the S&P 500 Composite Stock Price Index (the “S&P”), the Fund’s benchmark. The base fee is increased (or decreased) by a performance adjustment at the monthly rate of 1/12th of 0.125% for each whole percentage point that the Fund’s investment performance is 3.00% better (or worse) than the performance of the S&P during the performance period, which is a rolling twelve-month period. The maximum performance adjustment upward or downward is 0.50% annualized. Depending on the performance of the GAM Gabelli Long/Short, during any twelve-month period, the two Co-Investment Advisers together may receive as much as a combined 2.00% or as little as a combined 1.00% in advisory fees. Prior to 9th October, 2002, GAM USA received the base fee described above for managing GAM Gabelli Long/Short. During the twelve month period beginning 9th October, 2002, the effective date of the Investment Advisory Agreements for the Fund, the advisory fee was charged at the base fee of 1.50%, with no performance adjustment made. For the six months ended 30th June, 2005, there was no performance adjustment to the base fee. In the event the total advisory fee for any monthly period is less than 1.20% annualized, GAMCO will receive 60%, and GIML will receive 40%, of such fee. For the fiscal year ending 31st December, 2005, the Investment Advisers have voluntarily agreed to waive a portion of their advisory fees in the amount of 0.10% per annum for all the Funds except for GAM Gabelli Long/Short. The advisory fees waived for the six months ended 30th June, 2005 are included in the Statement of Operations.

GAM Services, Inc. (“GAM Services”) acts as principal underwriter of the Funds. For the six months ended 30th June, 2005, GAM Services retained front-end sales load charges of $5,904 and contingent deferred sales charges of $2,559 from the sale of Fund shares. Front end sales charges are waived for Class A purchases of $1 million or more, but may be subject to contingent deferred sales charges of 1.00% for shares sold within 12 months of purchase.

Effective 9th October, 1996, the Funds adopted a Class A Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 which provides for payments by the Funds to GAM Services at the annual rate of up to 0.30% of each applicable Fund’s average net assets attributable to Class A shares. Effective 29th April, 1998, the Funds adopted a Class B and Class C Distribution Plan pursuant to this rule which provides for payments by the Funds to GAM Services at the annual rate of up to 1.00% of each applicable Fund’s average net assets attributable to Class B and Class C shares.

GIML, GAM USA and GAM Services are indirect wholly owned subsidiaries of UBS AG, a banking corporation organized under the laws of Switzerland. UBS AG is an internationally diversified organization with operations in many aspects of the financial services industry. Among UBS AG’s direct and indirect affiliates and related persons are various broker-dealers that include direct and indirect subsidiaries in the United States and various foreign broker-dealers. GAMCO is also affiliated with a broker-dealer, Gabelli & Company. As such, when buying or selling securities, the Funds may pay commissions to brokers who are affiliated with the Investment Advisers in accordance with procedures adopted by the Board of Directors. For the six months ended 30th June, 2005, the Funds paid a total of $3,846 brokerage commissions to affiliated broker-dealers.

NOTE 3. DIRECTORS AND AUDIT COMMITTEE FEES

The Funds do not pay any compensation to their officers or to any interested directors, or to officers or employees of GIML, GAM USA, GAMCO, GAM Services or their affiliates. Each disinterested director is compensated by each Fund an annual amount as follows:

	GAM	GAM	GAM	GAM		GAM
	International	Asia-Pacific	European	American		Gabelli
	Equity	Equity	Equity	Focus Equity	GAMerica	Long/Short

Annual Retainer	$4,479	$4,479	$4,479	$4,479	$4,479	$4,479
Meetings Fee	854	854	854	854	854	854

NOTE 4. CAPITAL STOCK

At 30th June, 2005, GAM Funds, Inc. had 1,550,000,000 shares of common stock, $0.001 par value authorized. For each of the six Funds, shares were allocated as follows: 260,000,000, 140,000,000 and 75,000,000 shares, respectively, were allocated to each of Class A, Class B and Class C of GAM International Equity; 60,000,000 shares were allocated to Class A of GAM Asia-Pacific Equity; 60,000,000 shares were allocated to Class A of GAM European Equity; 55,000,000 and 40,000,000 shares, respectively, were allocated to Class A and Class B of GAM American Focus Equity; 30,000,000, 20,000,000 and 15,000,000 shares, respectively, were allocated to Class A, Class B and Class C of GAMerica; while 25,000,000, 20,000,000, and 10,000,000 shares, respectively, were allocated to Class A, Class B and Class C of GAM Gabelli Long/Short.

______

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

Notes to Financial Statements continued

Changes in each Fund’s capital stock are summarized as follows:

	Class A		Class B		Class C		Class D

	Shares	US$	Shares	US$	Shares	US$	Shares	US$

GAM International Equity
Six months ending
30th June, 2005
Shares sold	201,212	3,918,805	7,073	137,582	6,697	133,048
Redemption fees	–	4,204	–	–	–	–
Shares reinvested	–	–	–	–	–	–
Shares redeemed	(813,934)	(15,859,760)	(97,990)	(1,888,654)	(25,470)	(496,977)

Net decrease	(612,722)	(11,936,751)	(90,917)	(1,751,072)	(18,773)	(363,929)

Year ending
31st December, 2004
Shares sold	1,682,560	28,799,227	20,027	343,504	11,010	189,404	–	–
Redemption fees	–	10,285	–	–	–	–	–	–
Shares reinvested	832	15,812	71	1,335	30	565	–	–
Shares redeemed	(2,290,266)	(39,374,910)	(160,473)	(2,754,213)	(118,010)	(2,042,626)	(255,577)	(4,335,953)
Shares reorganized (a)	154,743	2,556,667	–	–	–	–	(157,095)	(2,556,667)

Net decrease	(452,131)	(7,992,919)	(140,375)	(2,409,374)	(106,970)	(1,852,657)	(412,672)	(6,892,620)

GAM Asia-Pacific Equity
Six months ending
30th June, 2005
Shares sold	1,889,053	3,471,777	5,104	55,019	2,779	24,424
Redemption fees	–	22	–	–	–	–
Shares reinvested	–	–	–	–	–	–
Shares redeemed	(1,809,338)	(2,684,238)	(16,054)	(172,849)	(711)	(6,323)
Shares reorganized (b)	160,074	1,702,480	(92,962)	(1,010,231)	(79,601)	(692,249)

Net increase (decrease)	239,789	2,490,041	(103,912)	(1,128,061)	(77,533)	(674,148)

Year ending
31st December, 2004
Shares sold	1,448,190	13,924,687	34,546	340,996	15,718	135,895	–	–
Redemption fees	–	3,634	–	–	–	–	–	193
Shares reinvested	27,797	285,409	679	6,962	124	952	66	669
Shares redeemed	(504,360)	(4,891,214)	(21,265)	(204,010)	(2,233)	(17,819)	(12,652)	(114,578)
Shares reorganized (b)	29,947	275,187	–	–	–	–	(32,067)	(275,187)

Net increase (decrease)	1,001,574	9,597,703	13,960	143,948	13,609	119,028	(44,653)	(388,903)

(a)	Class D shares for GAM International Equity were reorganized into Class A shares on 25th August, 2004. Based upon GAM International Equity Class D’s net assets of $2,556,667 and 157,095 shares outstanding on 25th August, 2004, the exchange resulted in a total subscription into Class A, at an NAV of $16.52, of 154,743 shares. This reorganization qualified as a tax-free transaction under Section 1036 of the Internal Revenue Code.

(b)	Class B, Class C and Class D shares of GAM Asia-Pacific Equity were reorganized into Class A shares on 23rd June, 2005, 26th April, 2005 and 13th August, 2004, respectively. Based upon Class B’s net assets of $10.87 and 92,962 shares outstanding on 23rd June, 2005, the exchange resulted in a total subscription into Class A, at an NAV of $10.72, of 94,202 shares. Based upon Class C’s net assets of $8.70 and 79,601 shares outstanding on 26th April, 2005, the exchange resulted in a total subscription into Class A, at an NAV of $10.50, of 65,872 shares. Based upon Class D’s net assets of $275,187 and 32,067 shares outstanding on 13th August, 2004, the exchange resulted in a total subscription into Class A, at an NAV of $9.19, of 29,947 shares. These reorganizations qualified as tax-free transactions under Section 1036 of the Internal Revenue Code.

______

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

	Class A		Class B		Class C

	Shares	US$	Shares	US$	Shares	US$

GAM European Equity
Six months ending 30th June, 2005
Shares sold	1,248,582	706,840	3,305	42,230	6,590	73,213
Redemption fees	–	–	–	–	–	–
Shares reinvested	–	–	–	–	–	–
Shares redeemed	(1,509,264)	(4,201,786)	(12,865)	(165,006)	(7,637)	(85,645)
Shares reorganized (c)	138,450	1,812,617	(115,367)	(1,437,497)	(34,327)	(375,120)

Net decrease	(122,232)	(1,682,329)	(124,927)	(1,560,273)	(35,374)	(387,552)

Year ending 31st December, 2004
Shares sold	762,278	8,375,171	7,574	80,406	15,642	158,989
Redemption fees	–	2,056	–	–	–	–
Shares reinvested	351	3,712	–	–	–	–
Shares redeemed	(417,249)	(4,773,627)	(24,465)	(257,276)	(7,498)	(71,456)

Net increase (decrease)	345,380	3,607,312	(16,891)	(176,870)	8,144	87,533

GAM American Focus Equity
Six months ending 30th June, 2005
Shares sold	1,221,924	3,743,209	107	1,481	–	–
Shares reinvested	–	–	–	–	–	–
Shares redeemed	(1,241,099)	(4,024,434)	(51,712)	(709,644)	(25,150)	(331,109)
Shares reorganized (d)	36,555	513,407	–	–	(40,016)	(513,407)

Net increase (decrease)	17,380	232,182	(51,605)	(708,163)	(65,166)	(844,516)

Year ending 31st December, 2004
Shares sold	2,038,101	29,293,417	11,919	163,441	2,242	30,042
Shares reinvested	751	10,231	–	–	–	–
Shares redeemed	(2,395,088)	(35,147,410)	(63,939)	(880,113)	(49,700)	(671,146)

Net decrease	(356,236)	(5,843,762)	(52,020)	(716,672)	(47,458)	(641,104)

(c)	Class B and Class C shares of GAM European Equity were reorganized into Class A shares on 26th April, 2005. Based upon Class B’s net assets of $12.46 and 115,367 shares outstanding on 26th April, 2005, the exchange resulted in a total subscription into Class A, at an NAV of $13.09, of 109,798 shares. Based upon Class C’s net assets of $10.93 and 34,327 shares outstanding on 26th April, 2005, the exchange resulted in a total subscription into Class A, at an NAV of $13.09, of 28,652 shares. These reorganizations qualified as tax-free transactions under Section 1036 of the Internal Revenue Code.

(d)	Class C shares of GAM American Focus Equity were reorganized into Class A shares on 26th April, 2005. Based upon Class C’s net assets of $12.83 and 40,016 shares outstanding on 26th April, 2005, the exchange resulted in a total subscription into Class A, at an NAV of $14.04, of 36,555 shares. This reorganization qualified as a tax-free transaction under Section 1036 of the Internal Revenue Code.

______

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

Notes to Financial Statements continued

	Class A		Class B		Class C

	Shares	US$	Shares	US$	Shares	US$

GAMerica
Six months ending 30th June, 2005
Shares sold	37,710	869,205	3	71	277	5,954
Shares reinvested	–	–	–	–	–	–
Shares redeemed	(450,754)	(10,235,737)	(95,159)	(2,094,940)	(84,718)	(1,860,372)

Net decrease	(413,044)	(9,366,532)	(95,156)	(2,094,869)	(84,441)	(1,854,418)

Year ending 31st December, 2004
Shares sold	369,595	8,595,991	3,595	86,530	10,572	247,267
Shares reinvested	52,471	1,234,121	8,826	201,508	6,361	143,948
Shares redeemed	(1,769,899)	(39,895,328)	(175,847)	(3,863,148)	(208,342)	(4,558,834)

Net decrease	(1,347,833)	(30,065,216)	(163,426)	(3,575,110)	(191,409)	(4,167,619)

GAM Gabelli Long/Short
Six months ending 30th June, 2005
Shares sold	279,420	2,506,914	–	–	81,843	724,374
Shares reinvested	–	–	–	–	–	–
Shares redeemed	(213,126)	(1,911,598)	(106,157)	(942,347)	(267,095)	(2,362,174)

Net increase (decrease)	66,294	595,316	(106,157)	(942,347)	(185,252)	(1,637,800)

Year ending 31st December, 2004
Shares sold	1,190,277	9,936,673	1,641	13,795	461,515	3,859,850
Shares reinvested	–	–	–	–	–	–
Shares redeemed	(1,064,554)	(8,972,704)	(241,481)	(2,022,462)	(494,432)	(4,178,057)
Shares converted	74,732	626,250	(75,000)	(626,250)	–	–

Net increase (decrease)	200,455	1,590,219	(314,840)	(2,634,917)	(32,917)	(318,207)

NOTE 5. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds of sales of investment securities for the six months ended 30th June, 2005 excluding short-term securities, were as follows:

	GAM	GAM	GAM	GAM		GAM
	International	Asia-Pacific	European	American		Gabelli
	Equity	Equity	Equity	Focus Equity	GAMerica	Long/Short

In US$
Purchases	46,655,236	15,374,778	12,483,649	38,096,382	1,575,215	12,374,932
Sales	57,482,053	13,337,696	15,682,935	38,900,482	13,461,257	29,438,886

NOTE 6. INCOME TAXES

At 30th June, 2005 the aggregate gross unrealized appreciation and depreciation of securities, based on cost for federal income tax purposes, were as follows:

	GAM	GAM	GAM	GAM		GAM
	International	Asia-Pacific	European	American		Gabelli
	Equity	Equity	Equity	Focus Equity	GAMerica	Long/Short

In US$
Appreciation	13,245,311	2,616,754	3,959,953	2,082,850	23,729,336	9,478,965
Depreciation	(2,774,064)	(976,952)	(291,479)	(1,667,942)	(8,510,533)	(3,329,877)

Net Appreciation	10,471,247	1,639,802	3,668,474	414,908	15,218,803	6,149,088

Cost for Federal
Income Tax
Purposes	100,670,687	24,522,093	27,707,028	51,816,981	40,852,950	42,397,142

______

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

At 30th June, 2005, the Funds had net unrealized appreciation (depreciation) on securities sold short and foreign currency translation of assets and liabilities other than investments as follows:

	GAM	GAM	GAM	GAM		GAM
	International	Asia-Pacific	European	American		Gabelli
	Equity	Equity	Equity	Focus Equity	GAMerica	Long/Short

In US$	(5,75)	(1,866)	78	–	–	(878,924)

At 31st December, 2004 the Funds had tax basis net capital losses as follows. These losses may be carried over to offset future capital gains through the expiration dates shown:

	GAM	GAM	GAM	GAM		GAM
	International	Asia-Pacific	European	American		Gabelli
	Equity	Equity	Equity	Focus Equity	GAMerica	Long/Short

In US$
31st December, 2011	(11,930,676)	(495,715)	(1,747,159)	–	–	–
31st December, 2010	(24,689,511)	(2,205,673)	(2,072,448)	(1,466,655)	–	(14,450,916)
31st December, 2009	(77,711,005)	(2,962,154)	–	–	–	–
31st December, 2008	–	–	–	–	–	–
31st December, 2007	–	(483,512)	–	–	–	–
31st December, 2006	(11,640,917)	(13,608,894)	–	–	–	–

Total	(125,972,109)	(19,755,948)	(3,819,607)	(1,466,655)	–	(14,450,916)

DISTRIBUTIONS TO SHAREHOLDERS

During the year ended 31st December, 2004, $22,000, $331,716, $4,199 and $11,778 of distributions from ordinary income were paid from GAM International Equity, GAM Asia-Pacific Equity, GAM European Equity and GAM American Focus Equity, respectively; and $1,818,428 of distributions from capital gains were paid from GAMerica. During the six months ended 30th June, 2005, no distributions were made.

At 31st December, 2004, the other components of net assets (excluding paid in capital) on a tax basis were as follows:

Undistributed ordinary income for GAM Asia-Pacific Equity was $327,943 and undistributed long-term capital gains for GAMerica was $419,590.

The differences in GAM International Equity, GAM Asia-Pacific Equity, GAM European Equity, GAM American Focus Equity, GAMerica, and GAM Gabelli Long/Short between book and tax basis unrealized appreciation (depreciation) were primarily attributable to wash sales, PFIC mark-to-market, settlements of short sales, constructive sale adjustments and adjustments on REIT income.

NOTE 7. FORWARDS, FUTURES, AND WRITTEN OPTIONS

Forwards: When entering a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed upon future date. At 30th June, 2005, the Funds had no outstanding forward contracts.

Futures: A futures contract obligates one party to sell and the other party to purchase a specific instrument for an agreed price on an agreed future date. At 30th June, 2005, GAM Gabelli Long/Short had outstanding futures contracts as follows:

Net
	Number of		Expiration	Notional	Market	Unrealized
	Contracts	Position	Month	Amount	Value	Appreciation

				US$	US$	US$
S&P 500 Index Futures	10	Long	September 2005	2,988,750	3,015,250	26,500

At 30th June, 2005, GAM Gabelli Long/Short had sufficient cash and/or securities to cover the initial margin requirements on open futures contracts.

Written Options: The Funds had no transactions in written options for the six months ended 30th June, 2005.

______

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

Notes to Financial Statements continued

NOTE 8. PORTFOLIO RISKS

FOREIGN INVESTMENTS

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

FINANCIAL INSTRUMENTS

During the period, several of the Funds have been party to financial instruments with off-balance sheet risks, including forward foreign currency contracts, written options, and futures contracts. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from unexpected movement in currencies, securities values and interest rates. The contract amounts indicate the extent of the Funds’ involvement in such contracts. Forward foreign currency contracts and futures contracts are primarily used in an attempt to minimize the risk to the Funds in respect of its portfolio transactions. A risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised.

SECURITIES SOLD SHORT

Short sales by the Funds involve risk. If a Fund incorrectly predicts that the price of the borrowed security will decline, the Fund will have to replace the securities sold short with securities with a greater value than the amount received from the sale. As a result, losses from short sales may be unlimited, whereas losses from long positions can equal only the total amount invested.

NOTE 9. SUBSEQUENT EVENT

On 27th July, 2005, the Board of Directors of the Funds declared spillover dividends in the aggregate amounts of $327,943 ordinary income and $419,590 long term capital gain for GAM Asia-Pacific Equity and GAMerica, respectively, for the fiscal year ended 31st December, 2004. Record date, ex-date and payable date are 5th August, 2005, 8th August, 2005 and 10th August, 2005, respectively.

______

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

THIS PAGE INTENTIONALLY LEFT BLANK

______

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

Notes to Financial Statements continued

NOTE 10. FINANCIAL HIGHLIGHTS
GAM INTERNATIONAL EQUITY

				CLASS A							CLASS B

	2005	(a)	2004	2003	2002	2001	2000	2005	(a)	2004	2003	2002	2001	2000

Net asset value,
beginning of period	$19.59		$16.65	$12.79	$15.11	$20.02	$32.16	$19.42		$16.61	$12.77	$15.21	$20.28	$32.31

INCOME FROM INVESTMENT
OPERATIONS
Net investment income (loss) (b)	0.18		0.02	0.05	0.02	(0.03)	(0.23)	0.11		(0.09)	(0.04)	(0.07)	(0.14)	(0.38)
Net realized and unrealized
gain (loss) on investments	(0.27)		2.92	3.97	(2.35)	(4.88)	(7.07)	(0.26)		2.90	3.93	(2.37)	(4.93)	(7.09)

Total from investment operations	(0.09)		2.94	4.02	(2.33)	(4.91)	(7.30)	(0.15)		2.81	3.89	(2.44)	(5.07)	(7.47)

LESS DISTRIBUTIONS
Dividends from net investment
income	–		– (e)	(0.16)	–	–	(2.82)	–		– (e)	(0.05)	–	–	(2.71)
Dividends in excess of net
investment income	–		–	–	–	–	(2.02)	–		–	–	–	–	(1.85)
Distributions from net realized gains	–		–	–	–	–	–	–		–	–	–	–	–

Total distributions	–		–	(0.16)	–	–	(4.84)	–		–	(0.05)	–	–	(4.56)

Redemption fees (b)			–	–	0.01	–	–			–	–	–	–	–

Net asset value, end of period	$19.50		$19.59	$16.65	$12.79	$15.11	$20.02	$19.27		$19.42	$16.61	$12.77	$15.21	$20.28

TOTAL RETURN
Total return for the period without
deduction of sales load (*)†	(0.46)%		17.68%	31.44%	(15.35)%	(24.53)%	(22.74)%	(0.77)%		16.94%	30.51%	(16.04)%	(25.00)%	(23.22)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)	$98.1		$107.9	$101.4	$109	$190	$440	$8.6		$10.4	$11.2	$11	$18	$35
Ratio of expenses to average
net assets	2.03	%(c)(d)	2.14%	2.38%	2.25%	2.01%	1.90%	2.69	%(c)(d)	2.82%	3.07%	2.94%	2.67%	2.51%
Ratio of net investment income
(loss) to average net assets	1.81	%(d)	0.12%	0.41%	0.17%	(0.16)%	(0.86)%	1.13%(d)		(0.53)%	(0.29)%	(0.53)%	(0.83)%	(1.44)%
Portfolio turnover rate	41%		114%	78%	55%	105%	180%	41%		114%	78%	55%	105%	180%

______

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

			CLASS C

2005	(a)	2004	2003	2002	2001	2000

$19.62		$16.76	$12.88	$15.35	$20.47	$32.29

0.09		(0.07)	(0.05)	(0.08)	(0.14)	(0.40)
(0.27)		2.93	3.96	(2.39)	(4.98)	(7.08)

(0.18)		2.86	3.91	(2.47)	(5.12)	(7.48)

–		– (e)	(0.03)	–	–	(2.58)
–		–	–	–	–	(1.76)
–		–	–	–	–	–

–		–	(0.03)	–	–	(4.34)

		–	–	–	–	–

$19.44		$19.62	$16.76	$12.88	$15.35	$20.47

(0.92)%		17.08%	30.34%	(16.09)%	(25.01)%	(23.25)%
$4.4		$4.9	$6.0	$7	$12	$28
2.94	%(c)(d)	2.73%	3.18%	2.99%	2.71%	2.54%
0.91	%(d)	(0.42)%	(0.39)%	(0.57)%	(0.85)%	(1.48)%
41%		114%	78%	55%	105%	180%

(a)	For the six months ended 30th June, 2005 (unaudited).
(b)	Net investment income (loss) and redemption fees per share have been determined based on the weighted average shares outstanding method.
(c)	After fees waiver by the Investment Adviser. Had the Investment Adviser not undertaken such action the annualized ratio of expenses to average net assets would have been 2.13%, 2.79% and 3.04% for Class A, B and C, respectively.
(d)	Annualized.
(e)	Amount less than $0.005 per share.
(*)	Total return calculated for a period of less than one year is not annualized.
†	Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

______

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

Notes to Financial Statements continued

GAM ASIA-PACIFIC EQUITY

					CLASS A								CLASS B

	2005	(a)	2004		2003	2002	2001	2000	2005	(f)	2004		2003	2002	2001	2000

Net asset value,
beginning of period	$10.79		$9.04		$6.92	$7.90	$9.57	$14.17	$10.97		$9.22		$7.07	$8.21	$10.04	$14.89

INCOME FROM INVESTMENT
OPERATIONS
Net investment loss (b)	–		(0.02)		(0.01)	(0.12)	(0.11)	(0.06)	(0.03)		(0.11)		(0.12)	(0.26)	(0.21)	(0.17)
Net realized and unrealized
gain (loss) on investments	(0.22)		1.92		2.34	(0.86)	(1.56)	(3.19)	(0.07)		1.94		2.38	(0.88)	(1.62)	(3.33)

Total from investment
operations	(0.22)		1.90		2.33	(0.98)	(1.67)	(3.25)	(0.10)		1.83		2.26	(1.14)	(1.83)	(3.50)

LESS DISTRIBUTIONS
Dividends from net
investment income	–		(0.15)		(0.22)	–	–	(1.35)	–		(0.08)		(0.11)	–	–	(1.35)

Total distributions	–		(0.15)		(0.22)	–	–	(1.35)	–		(0.08)		(0.11)	–	–	(1.35)

Redemption fees (b)	–		–		0.01	–	–	–			–		–	–	–	–

Net asset value, end of period	$10.57		$10.79		9.04	$6.92	$7.90	$9.57	$10.87		$10.97		$9.22	$7.07	$8.21	$10.04

TOTAL RETURN
Total return for the year
without deduction of
sales load (*)†	(2.04)%		21.09%		33.83%	(12.41)%	(17.45)%	(23.21)%	(0.91)%		19.85%		32.01%	(13.89)%	(18.23)%	(23.80)%

RATIOS/SUPPLEMENTAL
DATA
Total net assets (millions)	$26.2		$24.2		11.2	$7.2	$8	$15	$0.0		$1.1		$0.80	$0.70	$1	$3
Ratio of expenses to average
net assets	2.34	%(c)(e)	2.51	%(d)	3.07%	3.70%	3.37%	2.20%	3.14	%(c)(e)	3.41	%(d)	4.39%	5.33%	4.40%	3.07%
Ratio of net investment income
(loss) to average net assets	0.06	%(e)	(0.23)%		(0.19)%	(1.58)%	(1.26)%	(0.54)%	(0.61	)%(e)	(1.10)%		(1.53)%	(3.22)%	(2.33)%	(1.39)%
Portfolio turnover rate	53%		68%		36%	38%	51%	51%	53%		68%		36%	38%	51%	51%

______

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

				CLASS C

2005	(g)	2004		2003	2002	2001	2000

$8.98		$7.50		$5.87	$6.97	$8.70	$13.21

(0.09)		(0.07)		(0.19)	(0.38)	(0.33)	(0.21)
(0.19)		1.57		1.90	(0.72)	(1.40)	(2.95)

(0.28)		1.50		1.71	(1.10)	(1.73)	(3.16)

–		(0.02)		(0.08)	–	–	(1.35)

–		(0.02)		(0.08)	–	–	(1.35)

–		–		–	–	–	–

$8.70		$8.98		$7.50	$5.87	$6.97	$8.70

(3.12)%		20.04%		29.23%	(15.78)%	(19.89)%	(24.28)%

$0.0		$0.7		$0.50	$0.20	$0.31	$0.46
4.34	%(c)(e)	3.12	%(d)	5.76%	7.69%	6.43%	3.65%
(1.78	)%(e)	(0.86)%		(2.95)%	(5.58)%	(4.32)%	(2.00)%
47%		68%		36%	38%	51%	51%

(a)	For the six months ended 30th June, 2005 (unaudited).
(b)	Net investment loss and redemption fees per share have been determined based on the weighted average shares outstanding method.
(c)	After fees waiver by the Investment Adviser. Had the Investment Adviser not undertaken such action the annualized ratio of expenses to average net assets would have been 2.44%, 3.24% and 4.44% for Class A, B and C, respectively.
(d)	After reimbursement by the Investment Adviser. Had the Investment Adviser not undertaken such action the annualized ratio of expenses to average net assets would have been 2.97%, 3.82% and 4.93% for Class A, B and C, respectively.
(e)	Annualized.
(f)	For the period from 1st January, 2005 to 23rd June, 2005, when Class B merged with Class A.
(g)	For the period from 1st January, 2005 to 26th April, 2005, when Class C merged with Class A.
(*)	Total return calculated for a period of less than one year is not annualized.
†	Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

______

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

Notes to Financial Statements continued

GAM EUROPEAN EQUITY

				CLASS A

	2005	(a)	2004	2003	2002	2001	2000

Net asset value,
beginning of period	$13.03		$10.62	$8.10	$9.57	$12.18	$13.08

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)	0.29		0.01	(0.02)	(0.02)	(0.07)	(0.12)
Net realized and unrealized gain (loss) on investments	(0.18)		2.40	2.54	(1.45)	(2.52)	0.67

Total from investment operations	0.11		2.41	2.52	(1.47)	(2.59)	0.55

LESS DISTRIBUTIONS
Dividends from net investment income	–		–(e)	–	–	–	–
Distributions from net realized gains	–		–	–	–	(0.02)	(1.45)

Total distributions	–		–	–	–	(0.02)	(1.45)

Net asset value, end of period	$13.14		$13.03	$10.62	$8.10	$9.57	$12.18

TOTAL RETURN
Total return for the year without deduction of sales load (*)†	0.84%		22.71%	31.11%	(15.36)%	(21.29)%	4.61%
RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)	$31.1		$32.4	$22.8	$18	$20	$24
Ratio of expenses to average net assets	2.19	%(c)(d)	2.54%	2.84%	2.58%	2.72%	2.49%
Ratio of net investment income (loss) to average net assets	1.92	%(d)	0.05%	(0.22)%	(0.21)%	(0.66)%	(0.86)%
Portfolio turnover rate	38%		96%	94%	65%	92%	194%

______

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

			CLASS B							CLASS C

2005	(f)	2004	2003	2002	2001	2000	2005	(f)	2004	2003	2002	2001	2000

$12.42		$10.20	$7.86	$9.40	$12.06	$13.08	$10.98		$9.32	$7.38	$9.00	$11.66	$12.77

(0.02)		(0.06)	(0.10)	(0.11)	(0.17)	(0.25)	(0.16)		(0.37)	(0.29)	(0.26)	(0.24)	(0.33)
0.06		2.28	2.44	(1.43)	(2.47)	0.68	0.11		2.03	2.23	(1.36)	(2.40)	0.67

0.04		2.22	2.34	(1.54)	(2.64)	0.43	(0.05)		1.66	1.94	(1.62)	(2.64)	0.34

–		–	–	–	–	–	–		–	–	–	–	–
–		–	–	–	(0.02)	(1.45)	–		–	–	–	(0.02)	(1.45)

–		–	–	–	(0.02)	(1.45)	–		–	–	–	(0.02)	(1.45)

$12.46		$12.42	$10.20	$7.86	$9.40	$12.06	$10.93		$10.98	$9.32	$7.38	$9.00	$11.66

0.32%		21.76%	29.77%	(16.38)%	(21.91)%	3.68%	(0.46)%		17.81%	26.29%	(18.00)%	(22.67)%	3.07%

$0.0		$1.6	$1.4	$1.5	$3	$4	$0.0		$0.4	$0.3	$0.2	$0.5	$1
2.99	%(c)(d)	3.21%	3.85%	3.68%	3.62%	3.39%	5.51	%(c)(d)	6.41%	6.61%	5.54%	4.44%	4.04%
(0.31	)%(d)	(0.56)%	(1.19)%	(1.27)%	(1.64)%	(1.80)%	(2.77	)%(d)	(3.88)%	(3.94)%	(3.05)%	(2.39)%	(2.48)%
23%		96%	94%	65%	92%	194%	23%		96%	94%	65%	92%	194%

(a)	For the six months ended 30th June, 2005 (unaudited).
(b)	Net investment income (loss) per share has been determined based on the weighted average shares outstanding method.
(c)	After fees waiver by the Investment Adviser. Had the Investment Adviser not undertaken such action the annualized ratio of expenses to average net assets would have been 2.29%, 3.09% and 5.61% for Class A, B and C, respectively.
(d)	Annualized.
(e)	Amount less than $0.005 per share.
(f)	For the period from 1st January, 2005 to 26th April, 2005, when Class B and C merged with Class A.
(*)	Total return calculated for a period of less than one year is not annualized.
†	Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

______

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

Notes to Financial Statements continued

GAM AMERICAN FOCUS EQUITY

				CLASS A

	2005	(a)	2004	2003	2002	2001 (f)	2000

Net asset value,
beginning of period	$14.65		$14.44	$11.68	$15.01	$15.97	$18.30

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)	0.05		–	0.06	0.04	(0.07)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.28)		0.21	2.76	(3.36)	(0.88)	(0.16)

Total from investment operations	(0.23)		0.21	2.82	(3.32)	(0.95)	(0.26)

LESS DISTRIBUTIONS
Dividends from net investment income	–		– (e)	(0.06)	(0.01)	–	–
Distributions from net realized gains	–		–	–	–	(0.01)	(2.07)

Total distributions	–		–	(0.06)	(0.01)	(0.01)	(2.07)

Net asset value, end of period	$14.42		$14.65	$14.44	$11.68	$15.01	$15.97

TOTAL RETURN
Total return for the year without deduction of sales load (*)†	(1.57)%		1.48%	24.19%	(22.10)%	(5.94)%	(1.46)%
RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)	$50.9		$51.4	$55.8	$50	$47	$21
Ratio of expenses to average net assets	1.74	%(c)(d)	1.78%	1.77%	1.75%	2.11%	2.00%
Ratio of net investment income (loss) to average net assets	0.77	%(d)	(0.01)%	0.45%	0.28%	(0.52)%	(0.58)%
Portfolio turnover rate	72%		175%	136%	239%	256%	12%

______

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

			CLASS B							CLASS C

2005	(a)	2004	2003	2002	2001 (f)	2000	2005	(g)	2004	2003	2002	2001 (f)	2000

$14.00		$13.90	$11.29	$14.65	$15.71	$18.19	$13.47		$13.55	$11.03	$14.34	$15.41	$17.91

0.00		(0.11)	(0.05)	(0.10)	(0.21)	(0.25)	(0.14)		(0.26)	(0.08)	(0.11)	(0.23)	(0.25)
(0.26)		0.21	2.66	(3.26)	(0.84)	0.16	(0.50)		0.18	2.60	(3.20)	(0.83)	(0.18)

(0.26)		0.10	2.61	(3.36)	(1.05)	(0.41)	(0.64)		(0.08)	2.52	(3.31)	(1.06)	(0.43)

–		–	–	–	–	–	–		–	–	–	–	–
–		–	–	–	(0.01)	(2.07)	–		–	–	–	(0.01)	(2.07)

–		–	–	–	(0.01)	(2.07)	–		–	–	–	(0.01)	(2.07)

$13.74		$14.00	$13.90	$11.29	$14.65	15.71	$12.83		$13.47	$13.55	$11.03	$14.34	$15.41

(1.86)%		0.72%	23.12%	(22.94)%	(6.67)%	(2.31)%	(4.75)%		(0.59)%	22.85%	(23.08)%	(6.86)%	(2.47)%

$1.4		$2.1	$2.9	$3	$4	$4	$0.0		$0.9	$1.5	$2	$2	$3
2.40	%(c)(d)	2.52%	2.65%	2.76%	3.02%	2.86%	3.97	%(c)(d)	3.61%	2.93%	2.94%	3.17%	2.89%
0.03	%(d)	(0.77)%	(0.43)%	(0.74)%	(1.44)%	(1.44)%	(2.01	)%(d)	(1.90)%	(0.71)%	(0.91)%	(1.59)%	(1.46)%
72%		175%	136%	239%	256%	12%	52%		175%	136%	239%	256%	12%

(a)	For the six months ended 30th June, 2005 (unaudited).
(b)	Net investment income (loss) per share has been determined based on the weighted average shares outstanding method.
(c)	After fees waiver by the Investment Adviser. Had the Investment Adviser not undertaken such action the annualized ratio of expenses to average net assets would have been 1.84%, 2.50% and 4.07% for Class A, B and C, respectively.
(d)	Annualized.
(e)	Amount less than $0.005 per share.
(f)	Effective 26th March, 2001 the Fund terminated its co-advisory agreements with Fayez Sarofim & Co. and GIML. GAM USA Inc. was appointed and approved as the Fund’s sole investment advisor.
(g)	For the period from 1st January, 2005 to 26th April, 2005, when Class C merged with Class A.
(*)	Total return calculated for a period of less than one year is not annualized.
†	Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

______

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

Notes to Financial Statements continued

GAMERICA

				CLASS A

	2005	(a)	2004	2003	2002	2001	2000

Net asset value,
beginning of period	$23.75		$24.36	$17.85	$21.94	$22.49	$21.45

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)	(0.11)		(0.20)	(0.21)	(0.18)	0.03	0.06
Net realized and unrealized gain (loss) on investments	0.36		0.22	6.72	(3.91)	(0.57)	1.35

Total from investment operations	0.25		0.02	6.51	(4.09)	(0.54)	1.41

LESS DISTRIBUTIONS
Distributions from net realized gains	–		(0.63)	–	–	(0.01)	(0.37)

Total distributions	–		(0.63)	–	–	(0.01)	(0.37)

Net asset value, end of period	$24.00		$23.75	$24.36	$17.85	$21.94	$22.49

TOTAL RETURN
Total return for the year without deduction of sales load (*)†	1.05%		0.10%	36.47%	(18.64)%	(2.42)%	6.54%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)	$43.2		$52.5	$86.7	$73	$98	$70
Ratio of expenses to average net assets	1.97	%(c)(d)	1.84%	1.88%	1.88%	1.84%	1.79%
Ratio of net investment income (loss) to average net assets	(1.02	)%(d)	(0.85)%	(1.00)%	(0.91)%	0.12%	0.25%
Portfolio turnover rate	3%		8%	4%	1%	14%	20%

______

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

			CLASS B							CLASS C

2005	(a)	2004	2003	2002	2001	2000	2005	(a)	2004	2003	2002	2001	2000

$23.04		$23.81	$17.58	$21.75	$22.46	$21.54	$22.84		$23.63	$17.45	$21.59	$22.30	$21.42

(0.18)		(0.35)	(0.34)	(0.32)	(0.13)	(0.10)	(0.20)		(0.37)	(0.35)	(0.32)	(0.12)	(0.10)
0.36		0.21	6.57	(3.85)	(0.57)	1.39	0.35		0.21	6.53	(3.82)	(0.58)	1.35

0.18		(0.14)	6.23	(4.17)	(0.70)	1.29	0.15		(0.16)	6.18	(4.14)	(0.70)	1.25

–		(0.63)	–	–	(0.01)	(0.37)	–		(0.63)	–	–	(0.01)	(0.37)

–		(0.63)	–	–	(0.01)	(0.37)	–		(0.63)	–	–	(0.01)	(0.37)

$23.22		$23.04	$23.81	$17.58	$21.75	$22.46	$22.99		$22.84	$23.63	$17.45	$21.59	$22.30

0.78%		(0.57)%	35.44%	(19.17)%	(3.14)%	5.97%	0.66%		(0.66)%	35.42%	(19.18)%	(3.17)%	5.81%

$8.1		$10.2	$14.5	$12	$17	$14	$4.4		$6.3	$11.0	$9	$14	$12
2.58	%(c)(d)	2.53%	2.58%	2.59%	2.54%	2.49%	2.79	%(c)(d)	2.62%	2.63%	2.60%	2.54%	2.48%
(1.63	)%(d)	(1.53)%	(1.70)%	(1.61)%	(0.59)%	(0.44)%	(1.85	)%(d)	(1.63)%	(1.75)%	(1.62)%	(0.57)%	(0.45)%
3%		8%	4%	1%	14%	20%	3%		8%	4%	1%	14%	20%

(a)	For the six months ended 30th June, 2005 (unaudited).
(b)	Net investment income (loss) per share has been determined based on the weighted average shares outstanding method.
(c)	After fees waiver by the Investment Adviser. Had the Investment Adviser not undertaken such action the annualized ratio of expenses to average net assets would have been 2.07%, 2.68% and 2.89% for Class A, B and C, respectively.
(d)	Annualized.
(*)	Total return calculated for a period of less than one year is not annualized.
†	Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

______

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

Notes to Financial Statements continued

GAM GABELLI LONG/SHORT

			CLASS A

	2005	(a)	2004	2003		2002	(b)

Net asset value,
beginning of period	$9.12		$8.27	$7.33		$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss (c)	(0.04)		(0.10)	(0.08)		–
Net realized and unrealized gain (loss) on investments	(0.09)		0.95	1.02		(2.67)

Total from investment operations	(0.13)		0.85	0.94		(2.67)

Net asset value, end of period	$8.99		$9.12	$8.27		$7.33

TOTAL RETURN
Total return for the period
without deduction of sales load (*)†	(1.43)%		10.28%	12.82%		(26.70)%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)	$25.4		$25.1	$21		$12
Ratio of expenses to average net assets	2.59	%(d)	2.74%	2.58	%(e)	2.28	%(d)(e)
Ratio of net investment loss to average net assets	(0.86	)%(d)	(1.15)%	(1.09)%		(0.08	)%(d)
Portfolio turnover rate	25%		101%	202%		623%

______

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

		CLASS B							CLASS C

2005	(a)	2004	2003		2002	(b)	2005	(a)	2004	2003		2002	(b)

$9.05		$8.26	$7.32		$10.00		$9.04		$8.25	$7.31		$10.00

(0.07)		(0.16)	(0.06)		(0.03)		(0.07)		(0.16)	(0.06)		(0.03)
(0.09)		0.95	1.00		(2.65)		(0.09)		0.95	1.00		(2.66)

(0.16)		0.79	0.94		(2.68)		(0.16)		0.79	0.94		(2.69)

$8.89		$9.05	$8.26		$7.32		$8.88		$9.04	$8.25		$7.31

(1.77)%		9.56%	12.84%		(26.80)%		(1.77)%		9.58%	12.86%		(26.90)%

$4.7		$5.8	$8		$11		$11.5		$13.4	$12		$18
3.24	%(d)	3.41%	2.36	%(e)	2.82	%(d)(e)	3.31	%(d)	3.48%	2.29	%(e)	2.80	%(d)(e)
(1.53	)%(d)	(1.88)%	(0.85)%		(0.63	)%(d)	(1.61	)%(d)	(1.89)%	(0.78)%		(0.61	)%(d)
25%		101%	202%		623%		25%		101%	202%		623%

(a)	For the six months ended 30th June, 2005 (unaudited).
(b)	For the period from 29th May, 2002 (commencement of operations) to 31st December, 2002. Effective 9th October, 2002, the Fund terminated its advisory agreement with GAM USA, and appointed GAM International Management Ltd. and GAMCO Investors, Inc. as the Fund’s Co-Investment Advisers.
(c)	Net investment loss per share has been determined based on the weighted average shares outstanding method.
(d)	Annualized.
(e)	After reimbursement by the Co-Investment Advisers. Had the Co-Investment Advisers not undertaken such action the annualized ratio of expenses to average net assets would have been 3.35%, 4.13% and 4.09%; and 3.28%, 4.01% and 3.97% for Class A, B and C, for 2002 and 2003, respectively.
(*)	Total return calculated for a period of less than one year is not annualized.
†	Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

______

G A M   F U N D S   I N C   /   N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

Additional Information (unaudited)

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Company’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Additionally, you may obtain copies of Forms N-Q from the Funds upon request by calling 1-800-426-4685.

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

You may obtain a description of the Funds’ proxy voting policies and procedures, and their proxy voting record without charge, upon request by contacting the Funds directly at 1-800-426-4685, online on the Fund’s Web site: www.gam.com, or on the EDGAR Database on the SEC’s website (http://www.sec.gov).

______

G A M   F U N D S   I N C   /   A D D I T I O N A L   I N F O R M A T I O N

Supplemental Proxy Information (unaudited)

The Company had special meetings of shareholders on 21st April, 2005 and 16th June, 2005. The following are descriptions of the matters submitted to a vote of shareholders and the results of the votes with respect to each such matter.

21st April, 2005 Meeting

1.	To approve a Plan of Reorganization providing for the exchange of Class C shares for Class A shares of GAM Asia-Pacific Equity.

Outstanding
Shares	For	Against	Abstain

77,553	51,624	0	0

2.	To approve a Plan of Reorganization providing for the exchange of Class B shares for Class A shares of GAM European Equity.

Outstanding
Shares	For	Against	Abstain

127,350	64,676	2,394	1,372

3.	To approve a Plan of Reorganization providing for the exchange of Class C shares for Class A shares of GAM European Equity.

Outstanding
Shares	For	Against	Abstain

33,780	19,712	0	0

4.	To approve a Plan of Reorganization providing for the exchange of Class C shares for Class A shares of GAM American Focus Equity.

Outstanding
Shares	For	Against	Abstain

54,328	28,826	1,491	0

16th June, 2005 Meeting

1.	To approve a Plan of Reorganization providing for the exchange of Class B shares for Class A shares of GAM Asia-Pacific Equity.

Outstanding
Shares	For	Against	Abstain

105,387	56,421	1,563	9,511

______

G A M   F U N D S   I N C   /   S U P P L E M E N T A L   P R O X Y   I N F O R M A T I O N

®

Board of Directors

DR. BURKHARD POSCHADEL	ADDRESS OF THE COMPANY
President, GAM Funds, Inc.	135 East 57th Street
Vice Chairman	New York, NY 10022
GAM Holding AG
Tel: (212) 407–4600
1–800–426–4685 (toll free)
GEORGE W. LANDAU	Fax: (212) 407–4684
Senior Adviser
Latin America Group	REGISTRAR AND TRANSFER AGENT
The Coca-Cola Company,	GAM Funds, Inc.
Atlanta, GA	c/o BFDS
P.O. Box 8264
Boston, MA 02266-8264
ROLAND WEISER
Trustee
New Jersey Center for Visual Arts	The Funds’ Statement of Additional
Summit, NJ	Information (SAI) includes additional
information about Fund directors
and is available, without charge,
ROBERT J. MCGUIRE, ESQ.	upon request, by calling the toll-free
Attorney	number 1-800-426-4685.
New York, NY

Copies of this report may be obtained from the
Fund, from the Transfer Agent or from:

IN THE UNITED KINGDOM
(FOR AUTHORIZED PERSONS ONLY);

GAM London Limited, a member of IMRO,
12 St. James’s Place, London SW1A 1NX, UK
Tel: 44–207–493–9990 Fax: 44–207–493–0715
Tlx: 296099 GAMUK G

ON INTERNET;
Information on GAM’s SEC–
registered funds –www.gam.com
Email enquiries on GAM – usinfo@gam.com

GAM-SEC-SEMI

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS
Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.
(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's most recently ended fiscal half year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
(a)(1) Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

(a)(3) Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      GAM Funds, Inc.
                  ___________________________________________________

By      /s/ Burkhard Poschadel
     ___________________________________________________________
     Burkhard Poschadel, Director and President

Date      August 25, 2005
        _________________________________________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By      /s/ Burkhard Poschadel
     ___________________________________________________________

     Burkhard Poschadel, Director and President

Date      August 25, 2005
        _________________________________________________________

By      /s/ Joseph Cheung
    ___________________________________________________________

    Joseph Cheung, Treasurer

Date      August 24, 2005
        _________________________________________________________